UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/18 (Unaudited)

COMMON STOCKS (57.5%)(a)
				Shares	Value

Banking (4.5%)

ABN AMRO Group NV GDR (Netherlands)				109,875	$2,843,701

Bank of Montreal (Canada)				5,179	400,327

BB&T Corp.				495	24,968

BNP Paribas SA (France)				42,867	2,657,091

Canadian Imperial Bank of Commerce (Canada)				4,276	371,965

Capital One Financial Corp.				68,600	6,304,340

Citigroup, Inc.				407,800	27,289,976

DNB ASA (Norway)				160,335	3,127,425

Fifth Third Bancorp				192,800	5,533,360

First Hawaiian, Inc.				33,800	980,876

HSBC Holdings PLC (United Kingdom)				89,935	843,293

Industrial Bank of Korea (South Korea)				71,225	984,177

Japan Post Bank Co., Ltd. (Japan)				38,900	453,245

JPMorgan Chase & Co.				347,278	36,186,367

Lloyds Banking Group PLC (United Kingdom)				849,404	706,640

Mediobanca Banca di Credito Finanziario SpA (Italy)				27,954	259,049

Mitsubishi UFJ Financial Group, Inc. (Japan)				105,677	602,382

Mizuho Financial Group, Inc. (Japan)				1,926,900	3,245,873

National Bank of Canada (Canada)				7,269	349,005

Northern Trust Corp.				23,200	2,387,048

PNC Financial Services Group, Inc. (The)				3,688	498,249

Popular, Inc. (Puerto Rico)				16,500	745,965

Regions Financial Corp.				402,800	7,161,784

Resona Holdings, Inc. (Japan)				507,700	2,717,455

Sumitomo Mitsui Financial Group, Inc. (Japan)				92,000	3,578,124

Sumitomo Mitsui Trust Holdings, Inc. (Japan)				21,900	868,958

SunTrust Banks, Inc.				3,000	198,060

Synovus Financial Corp.				22,900	1,209,807

Toronto-Dominion Bank (Canada)				4,893	283,200

U.S. Bancorp				141,696	7,087,634

United Overseas Bank, Ltd. (Singapore)				92,000	1,806,914

					121,707,258
Basic materials (2.2%)

Air Products & Chemicals, Inc.				26,300	4,095,699

Anglo American PLC (United Kingdom)				116,712	2,591,907

ArcelorMittal SA (France)				92,349	2,696,868

Arkema SA (France)				15,334	1,811,847

BASF SE (Germany)				34,065	3,256,450

BHP Billiton, Ltd. (Australia)				169,778	4,260,596

BlueScope Steel, Ltd. (Australia)				57,969	740,453

Boliden AB (Sweden)				23,842	771,501

Cabot Corp.				16,300	1,006,851

Celanese Corp. Ser. A				26,700	2,965,302

CIMIC Group, Ltd. (Australia)				23,590	738,464

Covestro AG (Germany)				32,769	2,921,901

Domtar Corp.				23,900	1,140,986

Evonik Industries AG (Germany)				60,964	2,086,983

Formosa Chemicals & Fibre Corp. (Taiwan)				341,000	1,358,922

Huntsman Corp.				130,800	3,819,360

Mitsubishi Chemical Holdings Corp. (Japan)				155,400	1,301,702

Mitsubishi Gas Chemical Co., Inc. (Japan)				27,800	630,249

Newmont Mining Corp.				115,600	4,359,276

nVent Electric PLC (United Kingdom)(NON)				42,700	1,071,770

Packaging Corp. of America				35,100	3,923,829

Rio Tinto PLC (United Kingdom)				57,107	3,149,614

Royal Gold, Inc.				11,400	1,058,376

Sealed Air Corp.				20,900	887,205

Sherwin-Williams Co. (The)				452	184,222

Taisei Corp. (Japan)				26,200	1,445,893

Univar, Inc.(NON)				23,700	621,888

UPM-Kymmene OYJ (Finland)				9,162	327,156

W.R. Grace & Co.				29,900	2,191,969

Weyerhaeuser Co.(R)				109,500	3,992,370

					61,409,609
Capital goods (4.4%)

ACS Actividades de Construccion y Servicios SA (Spain)				61,617	2,492,408

AECOM(NON)				30,100	994,203

Allison Transmission Holdings, Inc.				80,700	3,267,543

Avery Dennison Corp.				30,417	3,105,576

BAE Systems PLC (United Kingdom)				43,902	374,644

Berry Plastics Group, Inc.(NON)				53,761	2,469,780

Boeing Co. (The)				79,400	26,639,494

BWX Technologies, Inc.				28,486	1,775,248

CAE, Inc. (Canada)				2,923	60,721

Crown Holdings, Inc.(NON)				5,345	239,242

Cummins, Inc.				49,000	6,517,000

Dassault Aviation SA (France)				201	382,473

Faurecia SA (France)				27,635	1,966,521

Gardner Denver Holdings, Inc.(NON)				32,800	963,992

General Dynamics Corp.				1,524	284,089

HD Supply Holdings, Inc.(NON)				33,500	1,436,815

Hitachi, Ltd. (Japan)				471,000	3,325,056

Honeywell International, Inc.				69,206	9,969,124

Huntington Ingalls Industries, Inc.				223	48,344

Ingersoll-Rand PLC				66,200	5,940,126

JTEKT Corp (Japan)				39,500	538,012

L3 Technologies, Inc.				4,323	831,400

Lockheed Martin Corp.				23,900	7,060,777

MAN SE (Germany)				2,911	329,415

Mitsubishi Electric Corp. (Japan)				58,100	773,775

Northrop Grumman Corp.				36,839	11,335,360

Pentair PLC				49,300	2,074,544

Raytheon Co.				36,186	6,990,411

Republic Services, Inc.				34,400	2,351,584

Safran SA (France)				1,511	183,296

Sandvik AB (Sweden)				177,371	3,143,348

Singapore Technologies Engineering, Ltd. (Singapore)				131,500	317,530

SKF AB Class B (Sweden)				68,159	1,266,791

Teledyne Technologies, Inc.(NON)				3,700	736,522

Vinci SA (France)				31,022	2,979,510

WABCO Holdings, Inc.(NON)				11,500	1,345,730

Waste Management, Inc.				60,641	4,932,539

					119,442,943
Communication services (1.6%)

ACC Claims Holdings, LLC Class A (Units)(F)				221,940	1,332

ARRIS International PLC(NON)				35,467	866,991

AT&T, Inc.				8,744	280,775

BT Group PLC (United Kingdom)				535,393	1,540,503

KDDI Corp. (Japan)				132,700	3,632,875

Millicom International Cellular SA SDR (Sweden)				1,719	101,113

Nippon Telegraph & Telephone Corp. (Japan)				71,100	3,234,066

NTT DoCoMo, Inc. (Japan)				80,500	2,052,217

Sky PLC (United Kingdom)				14,476	279,208

Swisscom AG (Switzerland)				5,879	2,628,161

Telstra Corp., Ltd. (Australia)				930,478	1,804,133

Verizon Communications, Inc.				552,880	27,815,393

Zayo Group Holdings, Inc.(NON)				2,904	105,938

					44,342,705
Communications equipment (1.0%)

Avaya Holdings Corp.(NON)(S)				10,863	218,129

Cisco Systems, Inc.				633,468	27,258,128

Harris Corp.				1,718	248,320

					27,724,577
Computers (2.2%)

Amadeus IT Holding SA Class A (Spain)				28,629	2,255,719

Apple, Inc.				143,043	26,478,690

CDK Global, Inc.				2,042	132,832

CGI Group, Inc. Class A (Canada)(NON)				643	40,747

Fortinet, Inc.(NON)				85,500	5,337,765

Fujitsu, Ltd. (Japan)				14,000	84,950

HP, Inc.				295,008	6,693,732

MSCI, Inc.				14,900	2,464,907

NetApp, Inc.				107,789	8,464,670

Nuance Communications, Inc.(NON)				113,200	1,571,782

Otsuka Corp. (Japan)				38,200	1,499,155

Synopsys, Inc.(NON)				35,033	2,997,774

TDK Corp. (Japan)				19,100	1,952,870

					59,975,593
Conglomerates (0.3%)

AMETEK, Inc.				39,600	2,857,536

Danaher Corp.				5,591	551,720

Marubeni Corp. (Japan)				300,600	2,294,513

Mitsui & Co., Ltd. (Japan)				156,500	2,611,514

					8,315,283
Consumer cyclicals (8.1%)

ABC-Mart, Inc. (Japan)				14,500	793,659

Amazon.com, Inc.(NON)				12,009	20,412,898

Aramark				850	31,535

Automatic Data Processing, Inc.				53,000	7,109,420

Berkeley Group Holdings PLC (The) (United Kingdom)				43,496	2,172,339

Booking Holdings, Inc.(NON)				77	156,086

Booz Allen Hamilton Holding Corp.				46,700	2,042,191

Caesars Entertainment Corp.(NON)				5,659	60,552

Carnival Corp.				102,800	5,891,468

Dai Nippon Printing Co., Ltd. (Japan)				31,700	709,789

Daimler AG (Registered Shares) (Germany)				2,735	175,955

Dollar General Corp.				30,200	2,977,720

Dollar Tree, Inc.(NON)				23,700	2,014,500

Ecolab, Inc.				768	107,773

Extended Stay America, Inc. (Units)				79,000	1,707,190

Fiat Chrysler Automobiles NV (Italy)(NON)				150,936	2,873,213

FleetCor Technologies, Inc.(NON)				20,000	4,213,000

Ford Motor Co.				841,490	9,315,294

Galaxy Entertainment Group, Ltd. (Hong Kong)				367,000	2,841,752

Harvey Norman Holdings, Ltd. (Australia)(S)				183,802	451,595

HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(F)(RES)(NON)				2	2

Hermes International (France)				1,318	805,563

Hilton Worldwide Holdings, Inc.				65,100	5,153,316

Home Depot, Inc. (The)				132,067	25,766,272

Honda Motor Co., Ltd. (Japan)				26,700	784,493

Hyatt Hotels Corp. Class A				21,910	1,690,357

Industrivarden AB Class A (Sweden)				45,167	913,153

InterContinental Hotels Group PLC (United Kingdom)				1,352	84,110

ISS A/S (Denmark)				2,057	70,643

John Wiley & Sons, Inc. Class A				407	25,397

KAR Auction Services, Inc.				40,100	2,197,480

Kimberly-Clark Corp.				3,713	391,127

Kingfisher PLC (United Kingdom)				68,370	267,903

Las Vegas Sands Corp.				78,600	6,001,896

Liberty SiriusXM Group Class A(NON)				25,500	1,148,775

Lowe's Cos., Inc.				5,109	488,267

lululemon athletica, Inc. (Canada)(NON)				53,500	6,679,475

Madison Square Garden Co. (The) Class A(NON)				5,200	1,612,988

Marriott International, Inc./MD Class A				201	25,447

Mastercard, Inc. Class A				21,500	4,225,180

Mazda Motor Corp. (Japan)				24,300	298,496

Michael Kors Holdings, Ltd.(NON)				86,744	5,777,150

Namco Bandai Holdings, Inc. (Japan)				10,100	416,899

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)				1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)				1	1

News Corp. Class A				87,245	1,352,298

Next PLC (United Kingdom)				4,158	331,936

Nissan Motor Co., Ltd. (Japan)				35,300	343,706

Owens Corning				51,700	3,276,229

Peugeot SA (France)				126,375	2,881,763

ProSiebenSat.1 Media SE (Germany)				63,885	1,619,848

PVH Corp.				45,490	6,810,763

Ralph Lauren Corp.				11,000	1,382,920

Randstad Holding NV (Netherlands)				13,568	796,293

Ross Stores, Inc.				97,515	8,264,396

Royal Caribbean Cruises, Ltd.				56,700	5,874,120

RTL Group SA (Belgium)				13,379	907,161

Scotts Miracle-Gro Co. (The) Class A				547	45,489

Secom Co., Ltd. (Japan)				1,100	84,521

ServiceMaster Global Holdings, Inc.(NON)				26,500	1,575,955

Signet Jewelers, Ltd.(S)				37,700	2,101,775

Sony Corp. (Japan)				13,600	695,754

Suzuki Motor Corp. (Japan)				5,400	298,399

Tapestry, Inc.				14,100	658,611

Taylor Wimpey PLC (United Kingdom)				1,129,652	2,666,529

Tiffany & Co.				53,300	7,014,280

TJX Cos., Inc. (The)				5,661	538,814

Toll Brothers, Inc.				77,300	2,859,327

Toppan Printing Co., Ltd. (Japan)				113,000	885,914

Total System Services, Inc.				37,400	3,161,048

Toyota Motor Corp. (Japan)				30,500	1,975,207

TUI AG (Germany)				115,924	2,542,828

Twenty-First Century Fox, Inc.				69,300	3,414,411

VF Corp.				57,700	4,703,704

Visteon Corp.(NON)				17,100	2,210,004

Volvo AB (Sweden)				174,166	2,774,234

Walt Disney Co. (The)				113,663	11,913,019

Worldpay, Inc. Class A(NON)				2,544	208,048

Wyndham Destinations, Inc.				94,700	4,192,369

Yamada Denki Co., Ltd. (Japan)				7,900	39,316

					221,283,309
Consumer finance (0.2%)

American Express Co.				5,619	550,662

Discover Financial Services				74,400	5,238,504

					5,789,166
Consumer staples (4.6%)

Altria Group, Inc.				2,273	129,084

Asahi Group Holdings, Ltd. (Japan)				5,600	286,892

Ashtead Group PLC (United Kingdom)				39,163	1,166,521

Associated British Foods PLC (United Kingdom)				48,759	1,758,019

Bright Horizons Family Solutions, Inc.(NON)				168	17,223

Carlsberg A/S Class B (Denmark)				2,898	341,223

Coca-Cola Amatil, Ltd. (Australia)				154,640	1,052,860

Coca-Cola Co. (The)				323,600	14,193,096

Coca-Cola European Partners PLC (United Kingdom)				1,404	57,059

ConAgra Foods, Inc.				107,200	3,830,256

Constellation Brands, Inc. Class A				2,413	528,133

Dr. Pepper Snapple Group, Inc.				24,900	3,037,800

Estee Lauder Cos., Inc. (The) Class A				49,400	7,048,886

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Luxembourg)(F)(RES)(NON)				518	4,864

Henkel AG & Co. KGaA (Preference) (Germany)				2,920	373,682

Hershey Co. (The)				47,421	4,412,998

Imperial Brands PLC (United Kingdom)				9,668	359,991

Ingredion, Inc.				18,211	2,015,958

ITOCHU Corp. (Japan)				171,800	3,115,102

J Sainsbury PLC (United Kingdom)				703,128	2,979,570

Japan Tobacco, Inc. (Japan)				12,900	360,615

Kao Corp. (Japan)				15,100	1,152,464

Kirin Holdings Co., Ltd. (Japan)				53,200	1,423,760

Koninklijke Ahold Delhaize NV (Netherlands)				141,901	3,394,859

Liberty Expedia Holdings, Inc. Class A(NON)				560	24,606

LKQ Corp.(NON)				64,100	2,044,790

ManpowerGroup, Inc.				25,400	2,185,924

Marine Harvest ASA (Norway)				67,147	1,336,984

McDonald's Corp.				3,707	580,850

Molson Coors Brewing Co. Class B				59,500	4,048,380

Mondelez International, Inc. Class A				236,100	9,680,100

Monster Beverage Corp.(NON)				3,933	225,361

Nestle SA (Switzerland)				22,998	1,780,432

PepsiCo, Inc.				164,569	17,916,627

Pinnacle Foods, Inc.				36,880	2,399,413

Pola Orbis Holdings, Inc. (Japan)				25,900	1,140,428

Procter & Gamble Co. (The)				49,988	3,902,063

Swedish Match AB (Sweden)				45,809	2,267,580

Sysco Corp.				123,010	8,400,353

Tesco PLC (United Kingdom)				287,379	973,361

Unicharm Corp. (Japan)				2,500	75,261

US Foods Holding Corp.(NON)				5,102	192,958

Walgreens Boots Alliance, Inc.				135,800	8,150,037

WH Group, Ltd. (Hong Kong)				2,481,500	2,021,105

WM Morrison Supermarkets PLC (United Kingdom)				133,191	442,487

Woolworths Group, Ltd. (Australia)				128,116	2,893,669

					125,723,684
Electronics (1.9%)

Agilent Technologies, Inc.				99,200	6,134,528

Corning, Inc.				2,057	56,588

Hoya Corp. (Japan)				53,700	3,055,198

Jabil, Inc.				35,700	987,462

Keyence Corp. (Japan)				800	452,044

Keysight Technologies, Inc.(NON)				36,400	2,148,692

NVIDIA Corp.				102,500	24,282,250

NXP Semiconductor NV(NON)				156	17,046

Rockwell Automation, Inc.				28,600	4,754,178

Samsung Electronics Co., Ltd. (South Korea)				57,250	2,396,332

SK Hynix, Inc. (South Korea)				19,951	1,534,142

SMC Corp. (Japan)				700	256,885

Texas Instruments, Inc.				55,914	6,164,519

					52,239,864
Energy (3.2%)

ConocoPhillips				189,800	13,213,876

Equinor ASA (Norway)				121,099	3,205,056

Exxon Mobil Corp.				6,311	522,109

Formosa Petrochemical Corp. (Taiwan)				126,000	506,256

Halcon Resources Corp.(NON)(S)				6,477	28,434

Halliburton Co.				236,000	10,634,160

Marathon Petroleum Corp.				4,795	336,417

MWO Holdings, LLC (Units)(F)				89	7,209

Nine Point Energy(F)				1,299	17,874

Occidental Petroleum Corp.				157,939	13,216,336

OMV AG (Austria)				3,366	190,685

ONEOK, Inc.				55,300	3,861,599

PBF Energy, Inc. Class A				69,200	2,901,556

Phillips 66				1,445	162,288

Repsol SA (Spain)				179,216	3,499,658

Royal Dutch Shell PLC Class A (United Kingdom)				7,016	243,136

Royal Dutch Shell PLC Class B (United Kingdom)				145,705	5,211,653

SandRidge Energy, Inc.(NON)				3,243	57,531

Tervita Corp. Class A (Canada)				127	966

TOTAL SA (France)				98,100	5,965,592

Valero Energy Corp.				153,920	17,058,954

Williams Cos., Inc. (The)				269,700	7,311,567

Woodside Petroleum, Ltd. (Australia)				15,753	413,393

					88,566,305
Financial (0.9%)

3i Group PLC (United Kingdom)				161,063	1,913,561

Ally Financial, Inc.				132,300	3,475,521

Assurant, Inc.				23,900	2,473,411

Bank of Nova Scotia (The) (Canada)				7,077	400,724

BGC Partners, Inc. Class A				90,700	1,026,724

Broadridge Financial Solutions, Inc.				24,568	2,827,777

CIT Group, Inc.				70,100	3,533,741

CME Group, Inc.				1,411	231,291

CoreLogic, Inc.(NON)				15,755	817,685

CTBC Financial Holding Co., Ltd. (Taiwan)				1,191,000	857,453

Eurazeo SA (France)				3,624	274,582

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)				19,900	598,603

Intercontinental Exchange, Inc.				553	40,673

Macquarie Group, Ltd. (Australia)				19,149	1,752,271

ORIX Corp. (Japan)				177,800	2,813,581

Santander Consumer USA Holdings, Inc.				69,300	1,322,937

					24,360,535
Government (—%)

Poste Italiane SpA (Italy)				6,462	53,952

					53,952
Health care (7.1%)

AbbVie, Inc.				67,629	6,265,827

ABIOMED, Inc.(NON)				17,500	7,158,375

Akorn, Inc.(NON)				3,080	51,097

Alfresa Holdings Corp. (Japan)				9,400	221,171

Allergan PLC				11,003	1,834,420

Amgen, Inc.				56,116	10,358,452

Anthem, Inc.				52,442	12,482,769

Astellas Pharma, Inc. (Japan)				236,600	3,609,424

Baxter International, Inc.				96,087	7,095,064

Biogen, Inc.(NON)				11,712	3,399,291

Boston Scientific Corp.(NON)				193,713	6,334,415

Bristol-Myers Squibb Co.				187,945	10,400,876

Celgene Corp.(NON)				34,209	2,716,879

Centene Corp.(NON)				39,200	4,829,832

Charles River Laboratories International, Inc.(NON)				16,379	1,838,707

Cigna Corp.				47,000	7,987,650

Dentsply Sirona, Inc.				88,100	3,856,137

Eli Lilly & Co.				119,455	10,193,095

Fresenius Medical Care AG & Co., KGaA (Germany)				31,592	3,189,006

Gilead Sciences, Inc.				84,836	6,009,782

GlaxoSmithKline PLC (United Kingdom)				143,966	2,904,628

Hill-Rom Holdings, Inc.				9,700	847,198

Humana, Inc.				28,590	8,509,242

Intuitive Surgical, Inc.(NON)				64	30,623

Ipsen SA (France)				5,177	811,403

Johnson & Johnson				121,959	14,798,505

McKesson Corp.				53,000	7,070,200

Medipal Holdings Corp. (Japan)				49,000	986,063

Merck & Co., Inc.				187,505	11,381,554

Mettler-Toledo International, Inc.(NON)				43	24,881

Mitsubishi Tanabe Pharma Corp. (Japan)				15,900	274,873

Novartis AG (Switzerland)				78,040	5,911,104

PerkinElmer, Inc.				570	41,741

Pfizer, Inc.				172,941	6,274,299

Recordati SpA (Italy)				56,800	2,253,824

Roche Holding AG (Switzerland)				27,521	6,123,841

Shionogi & Co., Ltd. (Japan)				43,200	2,220,577

Sonic Healthcare, Ltd. (Australia)				3,126	56,748

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)				2,500	292,869

Thermo Fisher Scientific, Inc.				213	44,121

UCB SA (Belgium)				24,311	1,905,762

UnitedHealth Group, Inc.				986	241,905

Vertex Pharmaceuticals, Inc.(NON)				18,535	3,150,209

Waters Corp.(NON)				5,100	987,309

WellCare Health Plans, Inc.(NON)				14,500	3,570,480

Zoetis, Inc.				47,889	4,079,664

					194,625,892
Insurance (2.0%)

Aegon NV (Netherlands)				43,778	261,608

Ageas (Belgium)				63,917	3,222,760

Allianz SE (Germany)				21,732	4,490,665

Allstate Corp. (The)				3,735	340,893

American Financial Group, Inc.				11,700	1,255,761

Athene Holding, Ltd. Class A(NON)				37,000	1,622,080

AXA SA (France)				116,207	2,846,982

Axis Capital Holdings, Ltd.				13,500	750,870

Berkshire Hathaway, Inc. Class B(NON)				76	14,185

Hartford Financial Services Group, Inc. (The)				95,500	4,882,915

Legal & General Group PLC (United Kingdom)				863,576	3,030,711

Lincoln National Corp.				49,000	3,050,250

Loews Corp.				74,244	3,584,500

MetLife, Inc.				134,800	5,877,280

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)				14,242	3,018,205

Old Republic International Corp.				5,469	108,888

Principal Financial Group, Inc.				41,300	2,186,835

Prudential Financial, Inc.				74,000	6,919,740

Reinsurance Group of America, Inc.				581	77,552

RenaissanceRe Holdings, Ltd.				8,200	986,624

Swiss Re AG (Switzerland)				24,370	2,105,766

Travelers Cos., Inc. (The)				1,725	211,037

Validus Holdings, Ltd.				17,300	1,169,480

XL Group, Ltd. (Bermuda)				60,300	3,373,785

Zurich Insurance Group AG (Switzerland)				699	207,344

					55,596,716
Investment banking/Brokerage (1.2%)

Ameriprise Financial, Inc.				43,000	6,014,840

Daiwa Securities Group, Inc. (Japan)				61,000	354,435

E*Trade Financial Corp.(NON)				135,600	8,293,296

Goldman Sachs Group, Inc. (The)				25,700	5,668,649

Morgan Stanley				216,100	10,243,140

Partners Group Holding AG (Switzerland)				1,745	1,279,973

Schroders PLC (United Kingdom)				6,662	277,575

					32,131,908
Real estate (2.1%)

AGNC Investment Corp.(R)				44,178	821,269

American Homes 4 Rent(R)				71,544	1,586,846

Annaly Capital Management, Inc.(R)				17,550	180,590

Apartment Investment & Management Co. Class A(R)				31,300	1,323,990

Apple Hospitality REIT, Inc.(R)				51,004	911,952

Brandywine Realty Trust(R)				58,519	987,801

Brixmor Property Group, Inc.(R)				116,500	2,030,595

Camden Property Trust(R)				1,191	108,536

CBRE Group, Inc. Class A(NON)				56,400	2,692,536

Cheung Kong Property Holdings, Ltd. (Hong Kong)				412,500	3,275,562

Chimera Investment Corp.(R)				4,465	81,620

Corporate Office Properties Trust(R)				1,637	47,457

Douglas Emmett, Inc.(R)				23,700	952,266

Duke Realty Corp.(R)				73,761	2,141,282

Empire State Realty Trust, Inc. Class A(R)				38,967	666,336

EPR Properties(R)				1,512	97,962

Equity Commonwealth(NON)(R)				1,184	37,296

Equity Lifestyle Properties, Inc.(R)				11,300	1,038,470

Equity Residential Trust(R)				70,311	4,478,108

Gaming and Leisure Properties, Inc.(R)				32,589	1,166,686

HCP, Inc.(R)				112,600	2,907,332

Highwoods Properties, Inc.(R)				27,781	1,409,330

Hudson Pacific Properties, Inc.(R)				30,883	1,094,185

Jones Lang LaSalle, Inc.				10,700	1,776,093

Kerry Properties, Ltd. (Hong Kong)				103,000	492,971

Liberty Property Trust(R)				30,401	1,347,676

Life Storage, Inc.(R)				9,700	943,907

MFA Financial, Inc.(R)				5,721	43,365

New Residential Investment Corp.(R)				72,565	1,269,162

New World Development Co., Ltd. (Hong Kong)				62,000	87,244

Nomura Real Estate Holdings, Inc. (Japan)				24,000	532,828

Outfront Media, Inc.(R)				32,600	634,070

Paramount Group, Inc.(R)				51,400	791,560

Park Hotels & Resorts, Inc.(R)				62,858	1,925,341

Persimmon PLC (United Kingdom)				74,254	2,481,585

Piedmont Office Realty Trust, Inc. Class A(R)				2,064	41,136

Rayonier, Inc.(R)				23,200	897,608

Senior Housing Properties Trust(R)				44,500	805,005

SL Green Realty Corp.(R)				29,100	2,925,423

Spirit MTA REIT(NON)(R)				837	8,621

Spirit Realty Capital, Inc.(R)				241,679	1,940,682

Starwood Property Trust, Inc.(R)				63,418	1,376,805

Sun Communities, Inc.(R)				12,100	1,184,348

Sun Hung Kai Properties, Ltd. (Hong Kong)				67,000	1,011,115

Swiss Prime Site AG (Switzerland)				1,488	136,882

Two Harbors Investment Corp.(R)				4,371	69,062

UDR, Inc.(R)				2,842	106,689

Vornado Realty Trust(R)				36,400	2,690,688

WP Carey, Inc.(R)				9,700	643,595

					56,201,468
Semiconductor (0.4%)

Applied Materials, Inc.				86,834	4,010,862

KLA-Tencor Corp.				51,400	5,270,042

Maxim Integrated Products, Inc.				3,133	183,782

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)				335,000	2,378,848

					11,843,534
Software (2.5%)

Amdocs, Ltd.				40,726	2,695,654

Black Knight, Inc.(NON)				27,600	1,477,980

CA, Inc.				71,900	2,563,235

Cadence Design Systems, Inc.(NON)				65,100	2,819,481

F5 Networks, Inc.(NON)				29,354	5,062,097

Intuit, Inc.				56,245	11,491,135

Microsoft Corp.				187,307	18,470,343

Nexon Co., Ltd. (Japan)(NON)				29,000	421,451

Oracle Corp.				373,700	16,465,222

Red Hat, Inc.(NON)				48,448	6,509,958

					67,976,556
Technology services (4.1%)

Alphabet, Inc. Class A(NON)				47,089	53,172,427

Cognizant Technology Solutions Corp. Class A				101,397	8,009,349

Computershare, Ltd. (Australia)				24,063	328,198

Dell Technologies, Inc. Class V(NON)				50,246	4,249,807

Dun & Bradstreet Corp. (The)				17,800	2,183,170

eBay, Inc.(NON)				13,443	487,443

Facebook, Inc. Class A(NON)				92,912	18,054,660

Fidelity National Information Services, Inc.				43,803	4,644,432

Fiserv, Inc.(NON)				3,214	238,125

Genpact, Ltd.				1,705	49,326

IBM Corp.				72,300	10,100,310

Leidos Holdings, Inc.				21,300	1,256,700

NEC Corp. (Japan)				11,300	310,274

Palo Alto Networks, Inc.(NON)				34,700	7,129,809

Zebra Technologies Corp. Class A(NON)				11,400	1,633,050

					111,847,080
Transportation (1.1%)

Aena SME SA (Spain)				5,956	1,080,411

ANA Holdings, Inc. (Japan)				28,300	1,040,082

Central Japan Railway Co. (Japan)				15,700	3,255,855

Copa Holdings SA Class A (Panama)				10,300	974,586

Delta Air Lines, Inc.				180,900	8,961,786

Deutsche Lufthansa AG (Germany)				29,967	720,632

Expeditors International of Washington, Inc.				37,500	2,741,250

International Consolidated Airlines Group SA (Spain)				248,251	2,177,646

Japan Airlines Co., Ltd. (Japan)				39,300	1,394,305

Kansas City Southern				33,962	3,598,614

Norfolk Southern Corp.				2,457	370,688

Royal Mail PLC (United Kingdom)				288,679	1,923,796

Singapore Airlines, Ltd. (Singapore)				66,400	520,966

Yangzijiang Shipbuilding Holdings, Ltd. (China)				313,900	208,499

					28,969,116
Utilities and power (1.9%)

AES Corp.				183,900	2,466,099

Ameren Corp.				50,600	3,079,010

American Electric Power Co., Inc.				43,380	3,004,065

Atmos Energy Corp.				13,800	1,243,932

CenterPoint Energy, Inc.				118,400	3,280,864

CLP Holdings, Ltd. (Hong Kong)				3,500	37,696

CMS Energy Corp.				75,200	3,555,456

Duke Energy Corp.				4,500	355,860

Enel SpA (Italy)				584,119	3,236,096

ENGIE SA (France)				82,434	1,261,560

Eni SpA (Italy)				179,591	3,334,480

Entergy Corp.(S)				79,725	6,440,983

Evergy, Inc.				30,500	1,712,575

Exelon Corp.				5,596	238,390

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)				361,500	344,654

Kinder Morgan, Inc.				425,816	7,524,169

NRG Energy, Inc.				145,600	4,469,920

OGE Energy Corp.				54,100	1,904,861

Pinnacle West Capital Corp.				24,500	1,973,720

SSE PLC (United Kingdom)				1,273	22,744

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				13,140	7,096

UGI Corp.				56,100	2,921,118

					52,415,348

Total common stocks (cost $1,418,745,926)					$1,572,542,401

CORPORATE BONDS AND NOTES (15.8%)(a)
				Principal amount	Value

Basic materials (1.0%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$125,000	$131,625

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				225,000	242,156

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				110,000	110,550

Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)				205,000	203,975

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)				200,000	197,500

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26				315,000	299,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				80,000	86,100

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)				290,000	332,978

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24				185,000	183,613

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				255,000	234,447

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				255,000	263,288

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				350,000	359,660

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				300,000	292,500

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				475,000	476,188

Boyd Gaming Corp. 144A sr. unsec. notes 7.875%, 7/15/26				100,000	99,610

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				185,000	179,913

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				265,000	258,375

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				615,000	599,625

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)				838,000	861,511

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)				470,000	475,875

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				255,000	215,475

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26				1,180,000	1,171,636

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				115,000	111,263

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				185,000	198,413

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				120,000	125,850

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				415,000	385,950

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)				250,000	241,250

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24				305,000	298,900

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				67,000	67,838

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26				130,000	123,500

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24				965,000	939,835

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21				525,000	531,832

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25				550,000	543,852

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)				515,000	507,275

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)				230,000	220,225

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				280,000	269,500

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				230,000	242,351

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26				305,000	299,663

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24				1,283,000	1,289,948

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25				680,000	654,331

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)				220,000	230,450

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20				270,000	274,050

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26				350,000	329,875

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27				515,000	466,183

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				125,000	137,500

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				140,000	144,900

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				195,000	191,588

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				36,000	37,800

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				210,000	212,625

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)				120,000	116,400

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)				385,000	374,071

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)				40,000	39,835

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				160,000	161,600

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				75,000	74,250

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				236,000	219,923

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				500,000	478,750

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				175,000	174,781

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)				150,000	155,251

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23				300,000	310,330

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26				240,000	230,700

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25				125,000	122,188

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25				165,000	162,525

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27				570,000	538,519

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22				270,000	261,629

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				210,000	250,688

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				85,000	85,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25				75,000	71,906

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				165,000	168,094

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				13,000	13,114

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				105,000	105,219

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				90,000	85,388

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)				35,000	38,281

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				295,000	301,638

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26				320,000	307,200

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				270,000	267,975

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				100,000	97,125

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26				210,000	208,688

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				315,000	315,788

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				180,000	185,625

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				290,000	296,525

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				170,000	174,675

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				173,000	168,459

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47				993,000	915,094

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26				1,452,000	1,377,623

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30				800,000	1,057,804

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31				245,000	321,456

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)				405,000	514,794

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				210,000	218,925

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				190,000	208,050

					27,528,483
Capital goods (0.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				225,000	223,875

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24				140,000	137,725

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				65,000	60,613

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19				132,000	138,600

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)				200,000	203,750

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)				405,000	421,200

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)				200,000	194,750

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				95,000	97,347

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				57,000	57,507

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				220,000	218,075

Berry Global, Inc. 144A notes 4.50%, 2/15/26				95,000	88,588

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19				240,000	246,052

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				225,000	247,781

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)				370,000	388,963

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				315,000	334,688

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24				210,000	205,800

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				150,000	162,000

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22				510,000	497,086

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24				205,000	200,388

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				196,000	198,450

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42				290,000	275,144

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22				245,000	234,716

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)				135,000	124,875

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				395,000	403,888

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47				315,000	308,406

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21				255,000	262,695

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)				405,000	385,763

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64				515,000	489,758

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47				840,000	801,883

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26				220,000	211,698

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				205,000	198,467

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				340,000	348,500

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28				900,000	897,750

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				280,000	283,500

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40				135,000	152,196

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25				215,000	202,100

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28				905,000	892,755

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47				942,000	899,684

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25				200,000	198,500

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				312,000	297,181

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)				380,000	354,350

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				85,000	85,956

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				365,000	362,263

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				127,000	129,223

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				220,000	216,425

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20				2,360,000	2,314,843

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)				95,000	92,150

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				345,000	331,200

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20				335,000	346,166

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26				190,000	182,638

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				345,000	326,025

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22				156,000	158,826

					17,092,762
Communication services (1.4%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)				1,620,000	1,447,811

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)				990,000	920,761

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19				535,000	544,182

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46				765,000	683,357

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25				765,000	717,371

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28				2,535,000	2,422,377

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				40,000	41,988

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22				129,000	129,161

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				125,000	121,213

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				330,000	330,825

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				60,000	58,950

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				199,000	196,453

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				113,000	113,565

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				24,000	24,270

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25				200,000	209,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28				240,000	242,700

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				218,000	216,662

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				115,000	114,281

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45				1,434,000	1,511,487

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25				480,000	484,744

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47				158,000	143,479

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52				334,000	291,327

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49				138,000	121,295

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47				1,144,000	1,007,703

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27				540,000	472,946

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35				110,000	130,638

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25				945,000	907,285

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26				405,000	380,310

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				225,000	229,781

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27				575,000	541,219

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27				435,000	404,663

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)				530,000	496,790

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)				697,000	648,319

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)				135,000	139,248

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)				355,000	339,833

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)				670,000	631,025

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20				75,000	76,919

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				470,000	444,150

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				338,000	354,056

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23				455,000	501,638

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)				435,000	576,469

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)				200,000	167,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				460,000	389,275

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				80,000	63,976

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				205,000	186,038

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26				335,000	323,275

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)				10,000	9,872

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				44,000	43,670

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)				10,000	10,500

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				595,000	627,725

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)				185,000	242,294

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20				835,000	862,854

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21				1,420,000	1,456,817

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				53,000	54,126

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)				510,000	502,109

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)				230,000	224,871

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)				400,000	402,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				352,000	337,040

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				67,000	69,345

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				63,000	64,260

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				318,000	329,726

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				465,000	483,600

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21				853,126	843,528

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				570,000	590,064

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				50,000	51,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				135,000	131,288

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				75,000	74,235

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28				230,000	213,038

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26				95,000	88,706

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28				400,000	485,066

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)				1,835,000	1,691,420

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48				1,143,000	1,042,086

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34				815,000	760,095

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27				1,625,000	1,608,167

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				340,000	344,675

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				765,000	742,203

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)				695,000	686,739

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				254,000	149,860

					35,723,944
Conglomerates (0.1%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)				4,075,000	4,020,582

					4,020,582
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24				350,000	415,457

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45				1,425,000	2,008,209

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)				380,000	358,757

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27				1,555,000	1,489,207

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				230,000	223,100

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				225,000	216,563

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				24,000	24,420

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				95,000	93,100

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26				65,000	63,944

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				215,000	220,106

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20				908,000	934,989

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21				1,132,000	1,093,240

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				110,000	115,225

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26				75,000	75,938

Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/15/26				105,000	103,950

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25				95,000	99,038

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				344,000	345,290

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26				215,000	217,150

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27				376,000	334,973

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45				463,000	427,185

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26				152,000	147,410

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				425,000	404,813

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22				99,000	99,866

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				53,000	51,933

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				130,000	129,188

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				420,000	428,400

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				550,000	523,188

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				360,000	340,650

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				355,000	371,415

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				145,000	155,469

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23				510,000	501,141

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26				1,680,000	1,552,625

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				70,000	73,500

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26				1,825,000	1,791,077

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				140,000	139,300

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26				1,559,000	1,477,989

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25				288,000	282,547

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25				170,000	164,803

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25				195,000	194,513

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				105,000	103,950

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				195,000	185,494

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	165,000	128,358

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				$300,000	307,500

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				150,000	146,250

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				1,565,000	1,510,225

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22				795,000	779,726

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)				184,000	195,184

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)				851,000	886,565

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				375,000	367,969

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26				893,000	924,424

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)				117,000	88,628

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)				260,000	244,725

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				1,460,000	1,445,400

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)				55,000	52,113

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				495,000	535,838

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				350,000	360,500

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				85,000	88,825

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27				135,000	125,550

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25				155,000	147,638

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27				1,489,000	1,398,069

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				65,000	67,268

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				135,000	135,000

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24				245,000	247,987

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				115,000	111,263

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26				145,000	143,913

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				60,000	60,816

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				175,000	171,281

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26				335,000	330,394

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				230,000	240,925

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19				70,000	71,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				175,000	184,188

Moody's Corp. sr. unsec. notes 3.25%, 1/15/28				400,000	375,470

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25				465,000	477,788

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				125,000	101,875

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21				164,588	109,451

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				60,000	39,675

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				290,000	280,575

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				135,000	128,588

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				170,000	167,042

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26				1,225,000	1,172,198

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				95,000	95,774

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				87,000	87,544

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				170,000	160,225

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				127,000	128,588

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				135,000	132,300

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				110,000	108,075

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				95,000	63,774

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				288,000	329,760

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				400,000	396,000

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24				195,000	193,534

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				300,000	297,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26				490,000	502,399

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27				800,000	741,008

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				190,000	191,900

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				770,000	821,567

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				480,000	476,400

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				140,000	142,625

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				1,470,000	1,370,775

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				320,000	310,707

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				400,000	389,500

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				95,000	93,813

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22				4,000	4,125

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24				70,000	70,700

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				310,000	306,125

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27				1,245,000	1,154,738

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28				20,000	18,350

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				205,000	192,700

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27				1,250,000	1,180,468

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26				594,000	533,984

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23				40,000	36,000

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18				865,000	864,742

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18				798,000	796,706

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				225,000	223,313

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				105,000	105,971

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				260,000	240,175

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21				430,000	438,085

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21				165,000	162,765

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25				390,000	378,788

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				185,000	184,075

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26				70,000	69,388

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				155,000	147,250

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27				805,000	782,863

Wyndham Destinations, Inc. sr. unsec. unsub. notes 5.625%, 3/1/21				460,000	470,350

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26				190,000	188,813

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				480,000	448,800

					48,362,588
Consumer staples (0.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				295,000	278,775

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				65,000	64,919

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				205,000	194,238

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19				10,000	10,682

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24				254,000	257,143

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20				1,865,000	1,854,857

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46				2,614,000	2,688,181

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26				1,043,000	1,021,038

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21				1,325,000	1,306,738

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22				495,000	477,912

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				280,000	282,450

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27				1,430,000	1,329,900

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25				270,000	251,775

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				440,000	468,116

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				400,000	405,000

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				215,000	189,200

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26				430,000	388,692

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28				34,923	37,291

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36				314,148	307,483

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				120,000	115,200

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22				165,000	194,051

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25			EUR	225,000	235,160

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45				$550,000	518,467

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37				509,000	636,097

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42				462,000	500,851

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				185,000	117,938

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				315,000	323,571

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				330,000	330,059

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26				310,000	294,407

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26				1,125,000	1,053,469

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				190,000	187,150

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				190,000	187,568

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				140,000	132,300

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46				540,000	467,156

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22				1,045,000	1,051,526

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40				420,000	473,347

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				1,285,000	1,249,663

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				60,000	58,350

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28				2,219,000	2,223,453

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27				250,000	232,500

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				205,000	195,400

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28				150,000	151,455

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26				1,615,000	1,560,179

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46				190,000	170,394

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				465,000	260,400

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				340,000	344,760

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26				80,000	74,564

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21				505,000	501,969

					25,655,794
Energy (1.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24				445,000	471,144

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19				215,000	222,472

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				55,000	55,688

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				90,000	91,125

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				185,000	185,463

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22				254,000	249,690

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26				325,000	330,281

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				135,000	148,500

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)				695,000	661,333

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)				875,000	841,240

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)				310,000	306,876

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)				535,000	528,339

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				165,000	159,638

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				130,000	117,975

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)				280,000	273,156

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				465,000	483,600

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27				810,000	802,912

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27				90,000	91,575

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25				180,000	183,321

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23				40,000	37,800

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				85,000	89,225

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19				1,110,000	1,099,960

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27				1,239,000	1,191,849

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				325,000	318,299

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				115,000	112,187

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22				50,000	50,661

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				170,000	172,513

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				355,000	362,100

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				240,000	231,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				140,000	134,050

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				257,000	271,700

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				370,000	370,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				100,000	97,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28				365,000	355,875

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26				125,000	121,250

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity				1,560,000	1,423,500

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45				185,000	184,895

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42				185,000	191,715

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22				155,000	160,827

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)				180,000	170,046

EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23				915,000	878,374

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				168,000	165,480

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24				239,000	195,980

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				150,000	116,250

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				60,000	60,600

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26				215,000	219,838

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27				800,000	746,057

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)				235,000	261,553

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26				240,000	229,814

Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21				2,830,000	2,777,915

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31				175,000	203,380

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26				320,000	319,200

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				365,000	368,650

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26				340,000	328,100

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26				200,000	196,000

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				115,000	92,863

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)				200,000	201,500

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41				170,000	197,973

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				40,000	37,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				70,000	65,100

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				145,000	144,638

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20				214,000	220,710

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25				315,000	297,675

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				185,000	192,863

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				70,000	71,575

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				175,000	165,813

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26				95,000	97,850

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				55,000	55,963

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				152,000	154,616

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26				215,000	217,419

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46				1,095,000	1,105,032

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)				200,000	197,619

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)				342,000	309,510

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)				114,000	105,336

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				1,487,000	1,485,141

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				1,999,000	1,984,008

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)				826,000	841,488

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)				12,000	2,694

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)				575,000	120,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)				1,250,000	1,282,206

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)				350,000	359,102

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)				220,000	217,177

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				1,834,000	1,720,659

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)				155,000	159,185

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26				205,000	196,288

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				225,000	230,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23				57,000	57,336

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23				35,000	32,988

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28				525,000	508,257

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24				155,000	165,332

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27				508,000	516,223

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25				75,000	71,250

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24				305,000	313,006

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				95,000	96,663

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				175,000	167,781

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)				85,000	87,975

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				65,000	7

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)				130,000	13

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)				1,240,000	1,178,347

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)				1,590,000	1,568,317

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				184,000	188,232

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				100,000	94,625

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26				140,000	140,350

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				45,000	45,450

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				165,000	169,125

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26				425,000	391,560

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)				710,000	708,367

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				190,000	186,675

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				145,000	140,650

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				865,000	804,450

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)				640,000	605,130

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)				270,000	259,875

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26				195,000	201,825

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)				190,000	188,575

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25				110,000	110,550

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				340,000	343,291

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				55,000	54,565

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26				150,000	154,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32				360,000	464,166

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31				7,000	8,408

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24				779,000	778,208

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22				445,000	442,825

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				40,000	45,300

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26				110,000	109,691

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				58,000	60,320

					44,409,957
Financials (5.0%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)				830,000	817,059

AIG Global Funding 144A sr. notes 2.15%, 7/2/20				660,000	646,808

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27				1,630,000	1,494,470

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				130,000	130,634

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				115,000	118,723

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				337,000	401,030

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20				70,000	74,813

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				810,000	825,187

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18				77,000	78,444

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity				207,000	207,776

American Express Co. sr. unsec. bonds 8.125%, 5/20/19				865,000	905,055

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				414,000	521,640

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)				1,735,000	1,695,589

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)				1,105,000	1,079,752

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)				200,000	203,250

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)				370,000	391,160

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)				600,000	572,721

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)				600,000	604,645

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				478,000	494,730

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				60,000	63,750

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27				2,720,000	2,534,959

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20				295,000	288,205

Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.101%, 9/15/26				125,000	120,256

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37				1,722,000	1,981,821

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)				775,000	771,904

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)				125,000	115,789

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)				210,000	203,261

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)				1,070,000	1,049,633

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)				834,000	832,578

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)				1,250,000	1,224,338

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43				190,000	192,073

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21				1,318,000	1,362,071

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21				330,000	339,154

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)				310,000	314,503

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)				1,290,000	1,257,605

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)				390,000	409,231

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19				395,000	413,037

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22				531,000	563,699

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25				215,000	208,800

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				240,000	252,599

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26				370,000	382,867

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19				22,000	22,061

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				63,000	63,630

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25				589,000	593,418

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				68,000	68,765

Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20				640,000	639,767

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28				580,000	551,845

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20				1,205,000	1,188,662

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28				3,360,000	3,254,277

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46				445,000	423,161

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27				520,000	511,489

Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26				400,000	399,425

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20				1,450,000	1,426,289

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				175,000	173,688

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)				1,285,000	1,200,401

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)				1,530,000	1,508,121

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)				1,690,000	1,646,969

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)				760,000	851,405

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23				70,000	72,275

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				179,000	179,671

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)				560,000	509,212

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)				631,000	623,113

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)				955,000	928,973

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)				1,620,000	1,571,826

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)				1,140,000	1,143,559

DnB Bank ASA 144A sr. unsec. notes 2.125%, 10/2/20 (Norway)				550,000	536,357

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31				125,000	155,618

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)				269,000	276,522

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				220,000	212,300

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)				2,055,000	2,032,294

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24				245,000	249,051

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity				151,000	148,655

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23				445,000	456,732

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25				195,000	191,100

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24				265,000	257,050

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)				1,140,000	1,094,197

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)				1,525,000	1,490,811

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				165,000	174,488

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29				1,840,000	1,812,235

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19				990,000	1,017,127

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27				2,755,000	2,645,702

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20				2,580,000	2,536,177

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19				1,015,000	1,008,781

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37				164,000	194,524

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22				205,000	216,256

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)				1,047,000	968,746

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)				55,000	53,825

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)				250,000	279,613

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24				290,000	283,986

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26				255,000	251,813

Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23				745,000	755,554

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20				785,000	774,688

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				150,000	151,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				145,000	147,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				67,000	67,838

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				127,000	127,159

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)				2,130,000	2,246,455

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				110,000	116,738

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				95,000	95,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				100,000	96,813

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity				278,000	287,062

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity				1,305,000	1,329,143

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48				3,028,000	2,722,592

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27				3,080,000	2,895,773

JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21				3,045,000	3,036,958

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18				974,000	972,874

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44				340,000	336,048

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20				725,000	771,482

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37				621,000	732,780

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)				436,000	374,157

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)				470,000	464,642

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				340,000	330,650

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)				595,000	589,828

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)				1,215,000	1,271,203

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20				1,155,000	1,128,887

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37				300,000	371,976

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21				355,000	368,685

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19				378,000	372,142

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23				130,000	127,519

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19				644,500	635,060

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)				95,000	96,188

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)				90,000	81,675

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)				530,000	542,312

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)				575,000	572,159

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47				965,000	921,543

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27				3,065,000	2,943,093

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20				1,050,000	1,042,375

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.016%, 12/9/19 (Australia)				1,570,000	1,579,375

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)				450,000	438,609

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)				1,565,000	1,539,930

National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)				810,000	792,706

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				270,000	269,325

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45				405,000	393,680

Nordea Bank AB 144A sr. unsec. notes 2.50%, 9/17/20 (Sweden)				1,300,000	1,278,494

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)				815,000	790,425

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33				520,000	646,818

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25				995,000	968,103

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20				700,000	685,240

Protective Life Global Funding 144A notes 2.262%, 4/8/20				665,000	654,430

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				285,000	277,462

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43				265,000	274,938

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44				200,000	199,750

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)				155,000	160,308

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22				800,000	771,452

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)				1,575,000	1,551,138

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)				865,000	864,869

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)				615,000	623,937

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)				202,000	205,939

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)				565,000	560,513

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)				695,000	695,000

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)				635,000	619,796

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)				685,000	695,885

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)				5,355,000	5,282,825

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25				210,000	208,425

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				85,000	86,063

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)				255,000	246,075

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)				1,370,000	1,334,064

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42				385,000	385,725

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)				255,000	246,286

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)				255,000	250,022

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23				220,000	223,300

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)				1,051,000	989,101

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)				145,000	146,088

U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21				2,085,000	2,088,332

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)				1,500,000	1,471,176

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)				581,000	575,750

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)				2,320,000	2,235,080

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)				595,000	587,328

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				235,000	233,825

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)				395,000	395,146

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)				195,000	195,244

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)				700,000	715,750

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26				65,000	65,813

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23				85,000	86,169

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity				455,000	466,375

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20				1,600,000	1,579,684

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)				485,000	497,273

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)				3,115,000	3,064,754

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)				550,000	526,549

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25				405,000	387,788

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)				210,000	212,743

					136,460,532
Health care (1.3%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25				296,000	286,678

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22				500,000	485,458

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20				945,000	933,613

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				410,000	379,250

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)				318,000	312,908

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)				640,000	621,469

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51				552,000	545,814

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20				730,000	734,776

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26				794,000	716,673

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				365,000	302,950

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)				422,000	521,722

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47				1,406,000	1,358,788

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27				1,207,000	1,142,549

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22				975,000	973,452

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				135,000	128,925

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				230,000	242,363

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				155,000	155,969

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26				105,000	106,379

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				480,000	439,800

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				500,000	255,000

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24				260,000	214,338

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21				490,000	500,361

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)				145,000	8,700

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22				732,000	759,332

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48				1,071,000	1,089,953

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38				3,214,000	3,161,199

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18				865,000	862,640

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)				285,000	222,300

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)				290,000	238,525

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				95,000	77,425

GlaxoSmithKline Capital, Inc. company guaranty sr. unsec. unsub. notes 3.875%, 5/15/28				490,000	493,862

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				210,000	208,572

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				395,000	410,800

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				750,000	688,126

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19				197,000	197,493

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				34,000	37,060

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				155,000	154,256

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18				542,000	542,616

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				125,000	138,125

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				105,000	84,525

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45				865,000	822,340

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				125,000	125,781

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				50,000	48,500

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45				1,430,000	1,433,997

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)				880,000	838,201

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)				354,000	359,109

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				170,000	166,175

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26				670,000	646,150

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19				1,315,000	1,295,961

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)				1,210,000	1,211,371

Service Corp. International sr. unsec. notes 5.375%, 1/15/22				123,000	124,230

Service Corp. International sr. unsec. notes 4.625%, 12/15/27				310,000	292,826

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24				345,000	352,763

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)				830,000	758,323

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)				675,000	635,036

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				90,000	91,800

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				130,000	133,575

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				140,000	146,373

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)				295,000	300,672

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)				200,000	198,065

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21				640,000	663,090

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42				550,000	520,039

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28				1,625,000	1,627,523

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23				545,000	527,716

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				70,000	68,985

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26				240,000	249,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25				195,000	202,059

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				310,000	285,588

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				289,000	271,479

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21				10,000	9,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				265,000	277,839

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				90,000	93,150

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27				215,000	217,688

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				125,000	124,375

					35,854,661
Technology (1.3%)

Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21				1,700,000	1,736,035

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26				670,000	598,651

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20				1,125,000	1,119,481

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47				1,680,000	1,703,934

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24				335,000	335,176

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19				2,865,000	2,855,139

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45				493,000	507,512

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43				600,000	569,705

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20				792,000	780,885

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19				223,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27				967,000	914,639

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28				1,550,000	1,411,475

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26				660,000	611,363

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				685,000	725,709

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46				222,000	267,359

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				1,289,000	1,349,115

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21				45,000	45,613

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26				80,000	81,350

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28				500,000	497,948

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25				105,000	110,399

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				260,000	270,811

First Data Corp. 144A notes 5.75%, 1/15/24				385,000	385,008

First Data Corp. 144A sr. notes 5.375%, 8/15/23				160,000	161,480

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22				850,000	803,527

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				500,000	502,500

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				500,000	501,250

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				330,000	330,413

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				55,000	55,688

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)				110,000	101,794

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				370,000	340,863

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				561,000	695,723

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23				1,415,000	1,418,275

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27				1,310,000	1,289,931

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26				855,000	790,914

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41				85,000	101,215

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19				555,000	563,114

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21				2,030,000	1,946,582

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40				215,000	242,534

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27				561,000	537,241

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26				694,000	640,029

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22				485,000	469,808

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19				2,295,000	2,283,006

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23				165,000	165,083

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28				1,310,000	1,300,632

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				125,000	138,829

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				320,000	307,200

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				415,000	404,625

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27				270,000	249,312

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26				1,465,000	1,424,713

					34,643,588
Transportation (0.1%)

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44				480,000	448,617

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19				124,713	131,248

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22				95,000	92,290

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26				254,000	236,855

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24				450,000	448,010

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22				79,920	83,529

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26				291,480	286,659

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				345,000	350,606

					2,077,814
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				830,000	834,150

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				44,000	44,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23				105,000	104,081

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				105,000	104,738

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44				870,000	954,536

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42				80,000	83,379

Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48				735,000	673,626

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36				152,000	187,461

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				190,000	173,731

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				145,000	136,572

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				24,000	23,820

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37				50,000	53,904

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36				133,000	161,528

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18				634,000	645,459

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42				275,000	270,510

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20				630,000	618,248

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27				980,000	909,641

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				50,000	53,313

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				135,000	146,813

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32				65,000	80,849

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)				375,000	382,654

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26				360,000	338,962

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				830,000	822,475

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				1,484,000	1,521,100

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				105,000	105,000

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48				1,525,000	1,418,909

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27				6,000	5,821

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47				9,000	9,202

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44				1,190,000	1,331,888

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				102,000	92,820

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24				245,000	237,567

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44				123,000	119,004

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21				599,000	597,635

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23				300,000	289,500

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23				1,374,000	1,326,625

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32				107,000	130,667

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29				400,000	495,191

Nevada Power Co. mtge. notes 7.125%, 3/15/19				265,000	272,829

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77				450,000	419,625

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				175,000	186,375

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				265,000	272,288

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28				95,000	93,813

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)				450,000	432,106

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42				175,000	201,916

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22				170,000	174,228

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45				760,000	720,523

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22				370,000	375,720

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23				20,000	19,671

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40				160,000	192,242

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				64,000	480

					18,847,195

Total corporate bonds and notes (cost $438,470,030)					$430,677,900

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.6%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67				$208,358	$223,205
4.629%, 6/20/67				101,315	108,027
4.501%, 3/20/67				94,336	99,642
4.00%, with due dates from 3/15/46 to 3/20/46				862,727	888,146
3.50%, with due dates from 7/20/47 to 11/20/47				77,509,411	77,857,471

					79,176,491
U.S. Government Agency Mortgage Obligations (7.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48				22,065,849	22,509,442
3.00%, 2/1/47				1,828,919	1,771,765

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/48				11,000,000	12,003,750
4.00%, TBA, 7/1/48				14,000,000	14,273,437
4.00%, 8/1/47				8,753,765	8,931,576
3.50%, with due dates from 12/1/47 to 6/1/56				61,221,062	60,969,234
3.00%, TBA, 8/1/48				11,000,000	10,643,359
3.00%, TBA, 7/1/48				15,000,000	14,528,907
3.00%, TBA, 7/1/33				14,000,000	13,916,875
3.00%, with due dates from 12/1/31 to 3/1/47				50,680,177	49,794,973

					209,343,318

Total U.S. government and agency mortgage obligations (cost $294,273,615)					$288,519,809

MORTGAGE-BACKED SECURITIES (2.7%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.791%, 10/25/27 (Bermuda)				$639,737	$638,937

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.451%, 4/15/37				88,853	120,270
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.195%, 11/15/35				54,235	69,672
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.433%, 12/15/36				56,446	70,812
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.647%, 6/15/34				99,428	109,330
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/24				992,418	1,102,367
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.877%, 3/15/41				2,029,381	342,831
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.691%, 12/25/27				829,673	848,083
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.291%, 3/25/25				84,018	84,392
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.041%, 5/25/25				357,653	366,766
Ser. 3391, PO, zero %, 4/15/37				6,594	5,434
Ser. 3206, Class EO, PO, zero %, 8/15/36				3,803	3,248
Ser. 3326, Class WF, zero %, 10/15/35(WAC)				3,385	2,478
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36				7,043	5,241

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.353%, 7/25/36				31,015	49,072
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.533%, 6/25/37				77,146	100,401
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.977%, 8/25/35				36,956	43,303
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.64%, 12/25/35				41,688	54,860
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.957%, 11/25/34				17,893	20,148
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.091%, 9/25/28				600,000	710,283
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.991%, 11/25/24				305,905	350,131
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.991%, 7/25/24				592,535	631,280
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.441%, 1/25/29				90,654	91,010
Ser. 07-14, Class KO, PO, zero %, 3/25/37				23,379	18,862
Ser. 06-125, Class OX, PO, zero %, 1/25/37				2,114	1,721
Ser. 06-84, Class OT, PO, zero %, 9/25/36				2,463	2,011
Ser. 06-46, Class OC, PO, zero %, 6/25/36				4,385	3,526

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47				2,399,970	551,993
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				483,817	105,502
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40				21,006	2,987
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				105,345	21,347
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38				72,567	2,964
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.966%, 6/20/43				2,024,659	366,094
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44				4,222,685	573,645
Ser. 13-14, IO, 3.50%, 12/20/42				1,362,491	197,616
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41				1,827,258	221,921
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39				2,474,702	204,277
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38				1,966,124	224,740
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66(WAC)				3,794,873	446,657
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)				3,099,587	280,823
Ser. 15-H25, Class BI, IO, 1.439%, 10/20/65(WAC)				5,379,475	533,106
Ser. 06-36, Class OD, PO, zero %, 7/16/36				3,044	2,471

					9,582,612
Commercial mortgage-backed securities (1.5%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)				1,476,337	3,694

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42(WAC)				132,180	19
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)				2,509,646	25

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.579%, 11/10/41(WAC)				238,684	1,169

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)				33,602	3

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)				257,982	167,682
FRB Ser. 06-PW14, Class X1, IO, 0.514%, 12/11/38(WAC)				303,967	4,408

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.784%, 12/11/49(WAC)				100,358	10

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)				189,693	7

Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class C, 5.064%, 3/10/47(WAC)				643,000	656,302
Ser. 14-GC21, Class AS, 4.026%, 5/10/47				373,000	378,174

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.97%, 9/10/45(WAC)				6,837,878	394,334
FRB Ser. 06-C5, Class XC, IO, 0.686%, 10/15/49(WAC)				6,886,972	69

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)				309,386	313,592

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.89%, 7/15/47(WAC)				346,000	346,319
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)				411,000	429,051
FRB Ser. 14-UBS6, Class C, 4.613%, 12/10/47(WAC)				1,104,000	1,073,703
Ser. 13-LC6, Class AM, 3.282%, 1/10/46				578,000	571,930
FRB Ser. 14-CR19, Class XA, IO, 1.355%, 8/10/47(WAC)				8,642,787	385,787
FRB Ser. 14-CR16, Class XA, IO, 1.314%, 4/10/47(WAC)				1,938,316	77,033
FRB Ser. 14-CR18, Class XA, IO, 1.311%, 7/15/47(WAC)				5,439,861	224,666
FRB Ser. 13-CR11, Class XA, IO, 1.279%, 8/10/50(WAC)				6,607,762	258,608
FRB Ser. 14-UBS6, Class XA, IO, 1.114%, 12/10/47(WAC)				6,944,656	296,585
FRB Ser. 14-LC17, Class XA, IO, 1.082%, 10/10/47(WAC)				7,706,092	240,322

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.285%, 7/10/46(WAC)				617,000	630,786
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)				456,000	309,796
FRB Ser. 06-C8, Class XS, IO, 0.844%, 12/10/46(WAC)				2,373,422	58

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49(WAC)				4,312,090	9

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.222%, 5/15/38(WAC)				102,252	11

CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.44%, 4/15/50(WAC)				1,225,000	1,202,506
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)				1,048,000	1,044,666

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)				1,046,000	929,772

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.508%, 12/15/49(WAC)				1,226,000	1,208,116

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.515%, 8/10/44(WAC)				2,787,000	2,891,607

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.458%, 12/10/49(WAC)				14,941,396	26,980

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43(WAC)				68,074	4

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.108%, 1/10/47(WAC)				446,000	437,019
FRB Ser. 13-GC10, Class XA, IO, 1.692%, 2/10/46(WAC)				4,595,276	282,292
FRB Ser. 13-GC12, Class XA, IO, 1.578%, 6/10/46(WAC)				2,466,761	137,058
FRB Ser. 14-GC22, Class XA, IO, 1.16%, 6/10/47(WAC)				5,309,775	221,163
FRB Ser. 14-GC24, Class XA, IO, 0.953%, 9/10/47(WAC)				5,930,799	211,911

GS Mortgage Securities Trust 144A FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)				314,000	312,892

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.761%, 10/15/45(WAC)				427,000	430,650

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.717%, 8/15/46(WAC)				776,000	772,876
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47(WAC)				511,000	495,543
FRB Ser. 14-C19, Class XA, IO, 1.289%, 4/15/47(WAC)				8,346,376	176,684
FRB Ser. 15-C33, Class XA, IO, 1.172%, 12/15/48(WAC)				5,050,632	286,547
FRB Ser. 14-C25, Class XA, IO, 1.103%, 11/15/47(WAC)				8,501,741	350,297

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.895%, 12/15/44(WAC)				165,451	163,674
Ser. 12-C6, Class AS, 4.117%, 5/15/45				770,000	784,279
Ser. 13-C10, Class AS, 3.372%, 12/15/47				164,000	159,920
Ser. 13-LC11, Class AS, 3.216%, 4/15/46				626,000	612,990
FRB Ser. 07-LDPX, Class X, IO, 0.332%, 1/15/49(WAC)				3,557,906	13,891
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)				4,469,172	6,988

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)				1,175,000	1,036,750
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45(WAC)				755,000	722,142
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47(WAC)				186,000	185,408
FRB Ser. 05-CB12, Class X1, IO, 0.406%, 9/12/37(WAC)				650,889	1,019
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)				263,626	3

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.319%, 4/15/41(WAC)				486,000	504,808
FRB Ser. 07-C2, Class XW, IO, 0.347%, 2/15/40(WAC)				176,788	9

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.524%, 11/15/40(WAC)				691,698	2,535

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.246%, 4/20/48(WAC)				828,000	765,635

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39(WAC)				178,886	525
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)				260,622	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)				2,834	124
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)				60,678	2,409
FRB Ser. 07-C5, Class X, IO, 6.226%, 12/15/49(WAC)				513,287	22,431

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.614%, 8/15/47(WAC)				1,079,000	1,051,867
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)				842,000	812,778
Ser. 12-C5, Class AS, 3.792%, 8/15/45				681,000	684,110
Ser. 12-C6, Class AS, 3.476%, 11/15/45				810,000	809,104
FRB Ser. 14-C17, Class XA, IO, 1.355%, 8/15/47(WAC)				5,310,958	218,642

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.727%, 11/15/45(WAC)				491,000	492,074

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)				130,165	32,539

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.327%, 7/15/49(WAC)				324,000	326,962

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38				417,718	34,462

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49(WAC)				326,000	332,378
FRB Ser. 12-C4, Class XA, IO, 1.795%, 12/10/45(WAC)				4,811,185	272,651

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44(WAC)				332,362	329,749
FRB Ser. 06-C29, IO, 0.377%, 11/15/48(WAC)				2,726,919	109
FRB Ser. 07-C34, IO, 0.17%, 5/15/46(WAC)				1,602,408	801

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)				962,378	192
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)				128,621	13

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46(WAC)				501,000	470,052
FRB Ser. 14-LC16, Class XA, IO, 1.501%, 8/15/50(WAC)				13,627,831	690,794
FRB Ser. 16-LC25, Class XA, IO, 1.225%, 12/15/59(WAC)				6,423,367	374,517

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)				521,000	454,248

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)				491,000	530,354
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)				190,000	189,404
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46(WAC)				524,000	520,852
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)				1,253,000	1,292,958
Ser. 13-C12, Class AS, 3.56%, 3/15/48				650,000	648,915
Ser. 13-C11, Class AS, 3.311%, 3/15/45				181,000	177,946
FRB Ser. 14-C22, Class XA, IO, 1.04%, 9/15/57(WAC)				27,487,362	1,096,856
FRB Ser. 13-C14, Class XA, IO, 0.884%, 6/15/46(WAC)				13,593,273	427,711

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.859%, 11/15/44(WAC)				484,000	507,973
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44(WAC)				530,000	523,802
FRB Ser. 11-C3, Class D, 5.847%, 3/15/44(WAC)				1,022,000	865,791
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44(WAC)				1,606,000	1,581,409
Ser. 11-C4, Class E, 5.399%, 6/15/44(WAC)				232,000	214,559
FRB Ser. 12-C9, Class D, 4.94%, 11/15/45(WAC)				546,000	515,422
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)				599,000	508,919
FRB Ser. 12-C9, Class XA, IO, 2.051%, 11/15/45(WAC)				5,505,867	393,837
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45(WAC)				4,762,309	266,489

					40,819,514
Residential mortgage-backed securities (non-agency) (0.9%)

Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)				865,634	869,590

BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.391%, 9/25/45				292,472	280,335

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.816%, 5/25/35(WAC)				804,449	823,571

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.498%, 6/25/46				1,222,014	1,093,841
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.414%, 11/20/35				418,743	413,360
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46				1,694,924	1,425,330
FRB Ser. 05-27, Class 1A1, 2.051%, 8/25/35(WAC)				240,181	204,058

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.241%, 11/25/28				800,000	952,499

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 7.641%, 7/25/28				580,000	703,795

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%, 10/25/28				1,491,350	1,739,030
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%, 4/25/28				1,677,711	1,954,583
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.641%, 4/25/28				2,301,060	2,604,783
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25				383,827	428,566
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.391%, 2/25/25				347,266	383,651
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29				90,000	102,236
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25				265,561	290,549
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.691%, 5/25/24				346,000	367,335

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.891%, 2/25/34				703,368	683,431

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.537%, 2/25/35(WAC)				259,582	265,254

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 2.916%, 8/25/34				249,357	249,357

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47				160,000	153,873

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.141%, 10/25/34				540,000	543,952

Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.611%, 3/25/34				399,087	394,277

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.991%, 11/25/34				689,971	689,084

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.941%, 5/25/47				794,010	667,503

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.251%, 4/25/36				228,524	227,741

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47				343,468	340,677

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47				384,469	378,702

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.438%, 12/25/36(WAC)				656,361	641,602
FRB Ser. 05-AR14, Class 1A2, 3.413%, 12/25/35(WAC)				475,337	475,352
FRB Ser. 05-AR12, Class 1A8, 3.278%, 10/25/35(WAC)				1,276,860	1,274,311
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.051%, 7/25/45				493,150	491,029
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.491%, 8/25/45				430,096	425,193

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36(WAC)				807,193	807,193
FRB Ser. 06-AR2, Class 1A1, 3.821%, 3/25/36(WAC)				813,406	813,914

					24,159,557

Total mortgage-backed securities (cost $74,888,492)					$74,561,683

COMMODITY LINKED NOTES (0.7%)(a)(CLN)
				Principal amount	Value

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)				$13,830,000	$17,956,266

Total commodity Linked Notes (cost $13,830,000)					$17,956,266

ASSET-BACKED SECURITIES (0.5%)(a)
				Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.891%, 11/25/50				$1,579,000	$1,579,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.861%, 4/24/19				4,221,000	4,221,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.791%, 7/24/19				3,322,000	3,322,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.661%, 11/24/18				2,750,000	2,750,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.691%, 1/25/46				2,018,246	2,011,138

Total asset-backed securities (cost $13,882,129)					$13,883,138

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
				Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)				$375,000	$302,625

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)				310,000	261,175

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)				3,900,000	3,597,750

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)				962,000	846,560

Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)				160,000	142,200

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)				265,000	221,938

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)				505,000	455,799

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)				250,000	219,375

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				150,000	130,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)				942,000	972,427

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)				169,000	162,837

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)				935,000	909,342

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)				222,000	209,790

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)				475,000	476,973

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)				400,000	405,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)				400,000	439,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)				990,000	975,470

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)				360,000	347,400

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)				1,000,000	967,500

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)				300,000	290,125

Total foreign government and agency bonds and notes (cost $13,442,682)					$12,334,286

SENIOR LOANS (0.2%)(a)(c)
				Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.323%, 12/15/24				$333,076	$333,700

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24				420,750	420,989

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22				265,000	269,306

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24				104,818	104,752

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24				239,395	234,159

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23				148,676	138,331

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21				191,061	191,857

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24				114,448	114,305

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24				260,000	256,750

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23				134,652	133,530

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23				264,822	263,498

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24				578,550	579,755

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20				160,345	141,825

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23				134,660	132,808

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23				334,596	259,312

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26				170,000	166,600

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25				179,550	179,101

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25				448,875	441,830

Total senior loans (cost $4,420,133)					$4,362,408

INVESTMENT COMPANIES (—%)(a)
				Shares	Value

SPDR S&P 500 ETF Trust				2,386	$647,274

Total investment companies (cost $648,541)					$647,274

CONVERTIBLE BONDS AND NOTES (—%)(a)
				Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26				$150,000	$145,289

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18				57,000	125,788

Total convertible bonds and notes (cost $195,066)					$271,077

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)				7,508	$200,013

Nine Point Energy 6.75% cv. pfd.				27	29,794

Total convertible preferred stocks (cost $164,227)					$229,807

PREFERRED STOCKS (—%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP				5,340	$140,442

Total preferred stocks (cost $133,500)					$140,442

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

NOK/SEK (Put)	Jul-18/SEK 1.08	$5,512,013	NOK	44,891,762	$1,345

Goldman Sachs International

NOK/SEK (Put)	Jul-18/SEK 1.08	5,512,013	NOK	44,891,762	1,345

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	21,535,458	EUR	18,441,050	4,781

NOK/SEK (Put)	Jul-18/SEK 1.07	5,512,013	NOK	44,891,763	1,069

Total purchased options outstanding (cost $173,842)					$8,540

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	1,758	$701

Total warrants (cost $—)					$701

SHORT-TERM INVESTMENTS (14.4%)(a)
				Principal amount/shares	Value

Alpine Securitization, Ltd. asset backed commercial paper 2.056%, 7/25/18				$10,500,000	$10,484,212

American Honda Finance Corp. commercial paper 2.046%, 8/6/18				13,500,000	13,470,987

Bank of Nova Scotia/Houston FRN certificates of deposit 2.213%, 7/6/18				4,500,000	4,500,211

Bedford Row Funding Corp. asset backed commercial paper 2.003%, 7/10/18				12,750,000	12,742,306

Chariot Funding, LLC asset backed commercial paper 2.054%, 8/3/18				13,500,000	13,472,608

Manhattan Asset Funding Co., LLC asset backed commercial paper 2.024%, 7/11/18				13,500,000	13,490,860

NRW.Bank commercial paper 2.067%, 7/13/18				12,750,000	12,739,964

Putnam Cash Collateral Pool, LLC 2.16%(AFF)			Shares	3,270,835	3,270,835

Putnam Short Term Investment Fund 2.04%(AFF)			Shares	254,921,968	254,921,968

Simon Property Group LP commercial paper 2.087%, 8/20/18				$10,750,000	10,717,765

Societe Generale SA commercial paper 2.086%, 7/31/18				13,000,000	12,977,443

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)			Shares	170,000	170,000

U.S. Treasury Bills 1.878%, 8/9/18(SEG)(SEGSF)(SEGCCS)				$5,941,000	5,929,571

U.S. Treasury Bills 1.640%, 7/5/18(SEG)(SEGSF)(SEGCCS)				5,850,000	5,849,190

U.S. Treasury Bills 1.763%, 7/12/18(SEG)(SEGSF)(SEGCCS)				1,675,001	1,674,221

U.S. Treasury Bills 1.837%, 7/19/18(SEG)(SEGSF)				1,516,001	1,514,756

U.S. Treasury Bills 1.850%, 8/2/18(SEG)(SEGCCS)				1,399,999	1,397,819

U.S. Treasury Bills 1.909%, 9/6/18(SEG)(SEGSF)(SEGCCS)				790,000	787,281

U.S. Treasury Bills 1.922%, 9/13/18(SEG)(SEGSF)(SEGCCS)				466,000	464,223

U.S. Treasury Bills 1.884%, 8/23/18(SEG)				17,000	16,955

Victory Receivables Corp. asset backed commercial paper 2.315%, 9/17/18				13,000,000	12,934,798

Total short-term investments (cost $393,537,754)					$393,527,973

TOTAL INVESTMENTS

Total investments (cost $2,666,805,937)					$2,809,663,705

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $369,158,752) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$6,467,842	$6,807,668	$(339,826)
	British Pound	Sell	9/19/18	2,748,319	2,726,670	(21,649)
	Canadian Dollar	Sell	7/18/18	7,402,951	7,335,842	(67,109)
	Euro	Sell	9/19/18	2,589,439	2,576,050	(13,389)
	Hong Kong Dollar	Buy	8/16/18	1,727,679	1,729,429	(1,750)
	Japanese Yen	Sell	8/16/18	2,528,957	2,575,841	46,884
	New Taiwan Dollar	Buy	8/16/18	51,059	16,144	34,915
	New Zealand Dollar	Sell	7/18/18	2,687,458	2,795,378	107,920
	Norwegian Krone	Buy	9/19/18	4,994,611	4,983,459	11,152
	Swedish Krona	Sell	9/19/18	4,457,247	4,535,834	78,587
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	6,434,761	6,675,817	(241,056)
	British Pound	Buy	9/19/18	1,519,237	1,542,939	(23,702)
	Canadian Dollar	Buy	7/18/18	211,218	243,897	(32,679)
	Euro	Sell	9/19/18	2,759,876	2,768,375	8,499
	Japanese Yen	Sell	8/16/18	69,325	50,077	(19,248)
	Norwegian Krone	Buy	9/19/18	4,157,066	4,150,264	6,802
	Swedish Krona	Sell	9/19/18	2,193,140	2,253,785	60,645
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	6,701,112	6,992,756	(291,644)
	Brazilian Real	Buy	7/3/18	2,317,461	2,741,895	(424,434)
	Brazilian Real	Sell	7/3/18	2,317,461	2,739,470	422,009
	Canadian Dollar	Buy	7/18/18	3,636,345	3,691,704	(55,359)
	Danish Krone	Sell	9/19/18	1,244,989	1,248,616	3,627
	Euro	Sell	9/19/18	2,152,130	2,154,055	1,925
	Japanese Yen	Sell	8/16/18	11,575,103	11,755,640	180,537
	New Zealand Dollar	Sell	7/18/18	1,341,324	1,742,824	401,500
	Norwegian Krone	Buy	9/19/18	1,381,641	1,379,200	2,441
	Swedish Krona	Sell	9/19/18	5,587,342	5,720,899	133,557
Credit Suisse International
	Australian Dollar	Buy	7/18/18	13,399,782	13,886,702	(486,920)
	British Pound	Buy	9/19/18	240,625	233,252	7,373
	Canadian Dollar	Buy	7/18/18	73,044	34,629	38,415
	Euro	Buy	9/19/18	2,281,808	2,274,169	7,639
	Japanese Yen	Sell	8/16/18	1,103,847	1,117,634	13,787
	New Zealand Dollar	Sell	7/18/18	2,712,247	2,769,877	57,630
	Swedish Krona	Sell	9/19/18	6,852,363	6,975,968	123,605
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	603,601	1,039,573	(435,972)
	Brazilian Real	Buy	7/3/18	2,317,461	2,740,807	(423,346)
	Brazilian Real	Sell	7/3/18	2,317,461	2,709,636	392,175
	British Pound	Sell	9/19/18	111,374	112,644	1,270
	Canadian Dollar	Buy	7/18/18	900,641	934,235	(33,594)
	Chinese Yuan (Offshore)	Buy	8/16/18	2,643,151	2,767,470	(124,319)
	Chinese Yuan (Offshore)	Sell	8/16/18	2,708,419	2,764,187	55,768
	Euro	Sell	9/19/18	2,032,202	2,016,578	(15,624)
	Japanese Yen	Sell	8/16/18	4,059,842	4,110,450	50,608
	New Taiwan Dollar	Buy	8/16/18	32,702	23,816	8,886
	New Zealand Dollar	Sell	7/18/18	11,040,732	11,391,767	351,035
	Norwegian Krone	Buy	9/19/18	34,162,062	34,127,391	34,671
	South African Rand	Buy	7/18/18	2,495,970	2,769,955	(273,985)
	South African Rand	Sell	7/18/18	2,516,656	2,730,558	213,902
	Swedish Krona	Sell	9/19/18	3,226,649	3,391,081	164,432
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	6,758,023	6,999,158	(241,135)
	Australian Dollar	Sell	7/18/18	1,370,758	1,369,281	(1,477)
	British Pound	Buy	9/19/18	2,746,465	2,778,134	(31,669)
	Chinese Yuan (Offshore)	Buy	8/16/18	2,643,151	2,765,640	(122,489)
	Chinese Yuan (Offshore)	Sell	8/16/18	2,708,419	2,763,211	54,792
	Euro	Sell	9/19/18	1,764,389	1,768,340	3,951
	Japanese Yen	Sell	8/16/18	2,035,120	2,025,643	(9,477)
	New Zealand Dollar	Sell	7/18/18	5,380,402	5,499,631	119,229
	Swedish Krona	Sell	9/19/18	6,511,506	6,631,594	120,088
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	4,108,868	4,532,545	(423,677)
	British Pound	Buy	9/19/18	542,698	541,195	1,503
	Canadian Dollar	Sell	7/18/18	4,196,421	4,312,331	115,910
	Euro	Sell	9/19/18	4,861,145	4,860,666	(479)
	Japanese Yen	Sell	8/16/18	1,412,936	1,365,627	(47,309)
	New Zealand Dollar	Sell	7/18/18	970,300	1,036,293	65,993
	Norwegian Krone	Buy	9/19/18	8,034,159	8,015,920	18,239
	Russian Ruble	Buy	9/19/18	2,711,455	2,744,094	(32,639)
	Russian Ruble	Sell	9/19/18	2,711,455	2,730,037	18,582
	Singapore Dollar	Buy	8/16/18	1,787,394	1,826,673	(39,279)
	Swedish Krona	Sell	9/19/18	7,406,224	7,496,313	90,089
	Swiss Franc	Sell	9/19/18	4,207,824	4,229,455	21,631
NatWest Markets PLC
	Canadian Dollar	Sell	7/18/18	2,794,520	2,782,079	(12,441)
	Euro	Sell	9/19/18	2,781,723	2,768,434	(13,289)
	Japanese Yen	Buy	8/16/18	2,730,632	2,737,401	(6,769)
	Swedish Krona	Sell	9/19/18	4,795,903	4,916,295	120,392
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	5,989,164	6,365,052	(375,888)
	British Pound	Buy	9/19/18	1,400,712	1,418,939	(18,227)
	Canadian Dollar	Sell	7/18/18	1,349,857	1,336,562	(13,295)
	Euro	Sell	9/19/18	7,655,435	7,632,322	(23,113)
	Japanese Yen	Buy	8/16/18	1,326,826	1,335,771	(8,945)
	New Zealand Dollar	Sell	7/18/18	4,064,002	4,219,369	155,367
	Norwegian Krone	Buy	9/19/18	10,737,436	10,727,098	10,338
	Swedish Krona	Sell	9/19/18	18,441,105	18,863,765	422,660
	Turkish Lira	Sell	9/19/18	6,865	6,790	(75)
UBS AG
	Australian Dollar	Buy	7/18/18	5,170,944	5,384,233	(213,289)
	Canadian Dollar	Buy	7/18/18	88,793	31,054	57,739
	Euro	Sell	9/19/18	1,383,931	1,379,646	(4,285)
	Japanese Yen	Sell	8/16/18	2,740,947	2,760,903	19,956
	New Zealand Dollar	Sell	7/18/18	7,946,623	8,486,334	539,711
	Norwegian Krone	Buy	9/19/18	7,128,419	7,111,464	16,955
	Swedish Krona	Sell	9/19/18	3,583,925	3,707,348	123,423
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	3,843,109	4,039,205	(196,096)

Unrealized appreciation						5,118,744

Unrealized (depreciation)						(5,160,947)

Total						$(42,203)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	1,473	$121,012,039	$121,338,375	Sep-18	$(2,036,923)
S&P 500 Index E-Mini (Long)	23	3,126,126	3,129,840	Sep-18	(44,244)
S&P 500 Index E-Mini (Short)	642	87,259,677	87,363,360	Sep-18	1,152,641
S&P Mid Cap 400 Index E-Mini (Long)	2	390,334	391,220	Sep-18	(5,106)
Tokyo Price Index (Long)	179	27,984,402	27,978,097	Sep-18	(539,110)
U.S. Treasury Bond 30 yr (Long)	165	23,925,000	23,925,000	Sep-18	489,514
U.S. Treasury Bond Ultra 30 yr (Long)	340	54,251,250	54,251,250	Sep-18	1,341,758
U.S. Treasury Note 2 yr (Long)	597	126,461,391	126,461,391	Sep-18	60,119
U.S. Treasury Note 2 yr (Short)	151	31,986,047	31,986,047	Sep-18	(19,037)
U.S. Treasury Note 5 yr (Long)	1,145	130,091,680	130,091,680	Sep-18	502,070
U.S. Treasury Note 5 yr (Short)	11	1,249,789	1,249,789	Sep-18	(5,006)
U.S. Treasury Note 10 yr (Long)	387	46,512,563	46,512,563	Sep-18	351,187
U.S. Treasury Note 10 yr (Short)	925	111,173,438	111,173,438	Sep-18	(840,022)
U.S. Treasury Note Ultra 10 yr (Short)	14	1,795,281	1,795,281	Sep-18	(21,122)

Unrealized appreciation					3,897,289

Unrealized (depreciation)					(3,510,570)

Total					$386,719

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $22,315,156) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.50%, 7/1/48	$4,000,000	7/12/18	$3,980,625
Federal National Mortgage Association, 3.00%, 8/1/48	4,000,000	8/13/18	3,870,312
Federal National Mortgage Association, 3.00%, 7/1/48	15,000,000	7/12/18	14,528,907

Total			$22,379,844

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$43,473,400	$264,231		$11,401	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$269,983
		23,616,800	143,543		30,486	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	(109,988)
		102,945,200	23,060	(E)	(43,602)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(20,543)
		109,946,800	24,628	(E)	40,051	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,423
		11,791,400	161,495	(E)	(87,807)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	73,688
		4,011,200	54,937	(E)	29,707	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,231)
		14,442,900	4,102	(E)	(12,021)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,919)
		28,658,500	22,468	(E)	35,659	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	58,127
		39,193,300	30,728	(E)	(50,140)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,866)
		148,000	78		(2)	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	(80)

	Total				$(46,268)				$172,594

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	$9,651	$9,427	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(148)
	207,511	203,159	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,680)
	26,112	25,565	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(337)
	833	812	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
	124,181	124,441	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	407
	30,923	30,816	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	54
	29,412	27,329	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,811
	16,712	16,215	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(375)
	247,572	247,861	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	633
	834,499	846,670	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,326
	308,519	307,639	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	293
	Citibank, N.A.
	125,669	127,502	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,007
	217,679	220,854	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,476
	113,694,142	115,115,406	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(1,159,923)
	141,622,239	138,131,268	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(3,509,710)
	Credit Suisse International
	1,183,099	1,184,330	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	2,626
	44,691	42,682	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,692)
	Goldman Sachs International
	15,232	14,704	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(360)
	2,614	2,549	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(35)
	23,974	23,416	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(368)
	23,974	23,416	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(368)
	100,718	98,496	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,362)
	17,279	17,229	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	16
	20,727	20,668	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	20
	382,439	381,348	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	363
	JPMorgan Securities LLC
	233,624	228,723	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,017
	57,600	56,259	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	884

	Upfront premium received		—			Unrealized appreciation	28,933

	Upfront premium (paid)		—			Unrealized (depreciation)	(4,677,369)

		Total	$—			Total	$(4,648,436)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value

JPMorgan Chase & Co.	Financials	36,034	3,754,745	2.72%
Alphabet, Inc. Class A	Information Technology	3,051	3,444,696	2.49%
Apple, Inc.	Information Technology	15,861	2,935,976	2.13%
Intuit, Inc.	Information Technology	14,088	2,878,173	2.08%
Texas Instruments, Inc.	Information Technology	23,752	2,618,619	1.90%
McDonald's Corp.	Consumer Discretionary	16,467	2,580,176	1.87%
Occidental Petroleum Corp.	Energy	30,808	2,578,031	1.87%
American Express Co.	Financials	25,870	2,535,270	1.84%
Humana, Inc.	Health Care	8,459	2,517,558	1.82%
Danaher Corp.	Health Care	24,636	2,431,056	1.76%
Raytheon Co.	Industrials	12,482	2,411,230	1.75%
Cognizant Technology Solutions Corp. Class A	Information Technology	30,278	2,391,697	1.73%
Northrop Grumman Corp.	Industrials	7,652	2,354,652	1.70%
Constellation Brands, Inc. Class A	Consumer Staples	10,706	2,343,319	1.70%
TJX Cos., Inc. (The)	Consumer Discretionary	24,612	2,342,550	1.70%
Exxon Mobil Corp.	Energy	27,993	2,315,851	1.68%
eBay, Inc.	Information Technology	61,193	2,218,852	1.61%
PNC Financial Services Group, Inc. (The)	Financials	16,418	2,218,121	1.61%
Pfizer, Inc.	Health Care	58,645	2,127,638	1.54%
Lowe's Cos., Inc.	Consumer Discretionary	21,923	2,095,144	1.52%
American Electric Power Co., Inc.	Utilities	29,876	2,068,943	1.50%
Honeywell International, Inc.	Industrials	13,530	1,949,044	1.41%
Baxter International, Inc.	Health Care	24,480	1,807,614	1.31%
Kimberly-Clark Corp.	Consumer Staples	16,571	1,745,609	1.26%
Johnson & Johnson	Health Care	13,912	1,688,084	1.22%
Norfolk Southern Corp.	Industrials	10,967	1,654,649	1.20%
Microsoft Corp.	Information Technology	16,722	1,648,994	1.19%
Duke Energy Corp.	Utilities	20,192	1,596,773	1.16%
NetApp, Inc.	Information Technology	20,023	1,572,372	1.14%
Facebook, Inc. Class A	Information Technology	8,082	1,570,451	1.14%
F5 Networks, Inc.	Information Technology	8,925	1,539,159	1.11%
Walt Disney Co. (The)	Consumer Discretionary	14,648	1,535,247	1.11%
Allstate Corp. (The)	Financials	16,688	1,523,102	1.10%
Fidelity National Information Services, Inc.	Information Technology	14,339	1,520,357	1.10%
Marathon Petroleum Corp.	Energy	21,064	1,477,831	1.07%
HP, Inc.	Information Technology	63,331	1,436,977	1.04%
Verizon Communications, Inc.	Telecommunication Services	27,859	1,401,563	1.01%
Sysco Corp.	Consumer Staples	20,249	1,382,823	1.00%
General Dynamics Corp.	Industrials	6,763	1,260,641	0.91%
Ross Stores, Inc.	Consumer Discretionary	14,319	1,213,498	0.88%
Kinder Morgan, Inc.	Energy	68,504	1,210,463	0.88%
Red Hat, Inc.	Information Technology	8,765	1,177,795	0.85%
Valero Energy Corp.	Energy	10,522	1,166,163	0.84%
Applied Materials, Inc.	Information Technology	24,158	1,115,838	0.81%
Harris Corp.	Industrials	7,699	1,112,841	0.81%
Exelon Corp.	Utilities	25,553	1,088,574	0.79%
UnitedHealth Group, Inc.	Health Care	4,405	1,080,734	0.78%
Merck & Co., Inc.	Health Care	17,738	1,076,705	0.78%
Waste Management, Inc.	Industrials	13,204	1,074,011	0.78%
Fiserv, Inc.	Information Technology	14,427	1,068,860	0.77%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,504	$22,000	$2,281	5/11/63	300 bp — Monthly	$(767)
	CMBX NA BBB-.6 Index	BBB-/P	2,953	49,000	5,081	5/11/63	300 bp — Monthly	(2,104)
	CMBX NA BBB-.6 Index	BBB-/P	6,050	98,000	10,163	5/11/63	300 bp — Monthly	(4,064)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	8,647	78,000	8,089	5/11/63	300 bp — Monthly	598

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	2	2,000	11	5/11/63	200 bp — Monthly	(8)
	CMBX NA A.6 Index	A/P	(1)	3,000	16	5/11/63	200 bp — Monthly	(16)
	CMBX NA A.6 Index	A/P	722	74,000	392	5/11/63	200 bp — Monthly	355
	CMBX NA A.7 Index	A-/P	—	15,000	60	1/17/47	200 bp — Monthly	65
	CMBX NA BB.6 Index	BB/P	75,316	306,000	58,783	5/11/63	500 bp — Monthly	16,789
	CMBX NA BBB-.6 Index	BBB-/P	589	6,000	622	5/11/63	300 bp — Monthly	(30)
	CMBX NA BBB-.6 Index	BBB-/P	12,268	115,000	11,926	5/11/63	300 bp — Monthly	400

	Credit Suisse International
	CMBX NA A.6 Index	A/P	12,215	245,000	1,299	5/11/63	200 bp — Monthly	10,998
	CMBX NA A.6 Index	A/P	161,791	3,188,000	16,896	5/11/63	200 bp — Monthly	145,958
	CMBX NA BBB-.6 Index	BBB-/P	16,210	128,000	13,274	5/11/63	300 bp — Monthly	3,000
	CMBX NA BBB-.6 Index	BBB-/P	33,718	310,000	32,147	5/11/63	300 bp — Monthly	1,726
	CMBX NA BBB-.6 Index	BBB-/P	178,878	1,673,000	173,490	5/11/63	300 bp — Monthly	6,225
	CMBX NA BBB-.7 Index	BBB-/P	92,798	1,174,000	83,119	1/17/47	300 bp — Monthly	10,266

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	7,391	146,000	774	5/11/63	200 bp — Monthly	6,666
	CMBX NA A.6 Index	A/P	7,391	146,000	774	5/11/63	200 bp — Monthly	6,666
	CMBX NA A.6 Index	A/P	7,598	146,000	774	5/11/63	200 bp — Monthly	6,873
	CMBX NA A.6 Index	A/P	13,726	209,000	1,108	5/11/63	200 bp — Monthly	12,688
	CMBX NA A.6 Index	A/P	8,320	269,000	1,426	5/11/63	200 bp — Monthly	6,984
	CMBX NA A.6 Index	A/P	13,960	271,000	1,436	5/11/63	200 bp — Monthly	12,614
	CMBX NA A.6 Index	A/P	17,044	345,000	1,829	5/11/63	200 bp — Monthly	15,330
	CMBX NA A.6 Index	A/P	16,596	529,000	2,804	5/11/63	200 bp — Monthly	13,968
	CMBX NA A.6 Index	A/P	42,184	700,000	3,710	5/11/63	200 bp — Monthly	38,707
	CMBX NA A.6 Index	A/P	40,406	794,000	4,208	5/11/63	200 bp — Monthly	36,462
	CMBX NA A.7 Index	A-/P	48,048	953,000	3,812	1/17/47	200 bp — Monthly	52,177
	CMBX NA BBB-.6 Index	BBB-/P	3,798	48,000	4,978	5/11/63	300 bp — Monthly	(1,155)
	CMBX NA BBB-.6 Index	BBB-/P	5,846	54,000	5,600	5/11/63	300 bp — Monthly	274
	CMBX NA BBB-.6 Index	BBB-/P	4,225	81,000	8,400	5/11/63	300 bp — Monthly	(4,134)
	CMBX NA BBB-.6 Index	BBB-/P	10,428	96,000	9,955	5/11/63	300 bp — Monthly	520
	CMBX NA BBB-.6 Index	BBB-/P	6,540	96,000	9,955	5/11/63	300 bp — Monthly	(3,367)
	CMBX NA BBB-.6 Index	BBB-/P	10,387	96,000	9,955	5/11/63	300 bp — Monthly	480
	CMBX NA BBB-.6 Index	BBB-/P	11,796	107,000	11,096	5/11/63	300 bp — Monthly	753
	CMBX NA BBB-.6 Index	BBB-/P	10,042	119,000	12,340	5/11/63	300 bp — Monthly	(2,239)
	CMBX NA BBB-.6 Index	BBB-/P	14,593	169,000	17,525	5/11/63	300 bp — Monthly	(2,847)
	CMBX NA BBB-.6 Index	BBB-/P	14,937	177,000	18,355	5/11/63	300 bp — Monthly	(3,330)
	CMBX NA BBB-.6 Index	BBB-/P	41,396	340,000	35,258	5/11/63	300 bp — Monthly	6,308
	CMBX NA BBB-.6 Index	BBB-/P	36,766	392,000	40,650	5/11/63	300 bp — Monthly	(3,689)
	CMBX NA BBB-.6 Index	BBB-/P	117,643	1,565,000	162,291	5/11/63	300 bp — Monthly	(43,865)
	CMBX NA BBB-.7 Index	BBB-/P	10,107	145,000	10,266	1/17/47	300 bp — Monthly	(87)

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	19,066	90,000	17,289	5/11/63	500 bp — Monthly	1,852
	CMBX NA BB.6 Index	BB/P	20,742	98,000	18,826	5/11/63	500 bp — Monthly	1,998
	CMBX NA A.6 Index	A/P	10,090	197,000	1,044	5/11/63	200 bp — Monthly	9,112
	CMBX NA A.6 Index	A/P	11,616	255,000	1,352	5/11/63	200 bp — Monthly	10,350
	CMBX NA A.6 Index	A/P	16,340	264,000	1,399	5/11/63	200 bp — Monthly	15,028
	CMBX NA A.6 Index	A/P	16,457	325,000	1,723	5/11/63	200 bp — Monthly	14,843
	CMBX NA A.6 Index	A/P	23,950	407,000	2,157	5/11/63	200 bp — Monthly	21,928
	CMBX NA A.6 Index	A/P	14,457	504,000	2,671	5/11/63	200 bp — Monthly	11,954
	CMBX NA A.6 Index	A/P	17,326	529,000	2,804	5/11/63	200 bp — Monthly	14,698
	CMBX NA A.6 Index	A/P	16,906	559,000	2,963	5/11/63	200 bp — Monthly	14,130
	CMBX NA A.6 Index	A/P	28,846	634,000	3,360	5/11/63	200 bp — Monthly	25,697
	CMBX NA A.6 Index	A/P	19,222	683,000	3,620	5/11/63	200 bp — Monthly	15,830
	CMBX NA A.6 Index	A/P	28,021	849,000	4,500	5/11/63	200 bp — Monthly	23,804
	CMBX NA A.6 Index	A/P	162,589	2,698,000	14,299	5/11/63	200 bp — Monthly	149,189
	CMBX NA A.7 Index	A-/P	16,576	378,000	1,512	1/17/47	200 bp — Monthly	18,214
	CMBX NA BBB-.6 Index	BBB-/P	4,506	29,000	3,007	5/11/63	300 bp — Monthly	1,513
	CMBX NA BBB-.6 Index	BBB-/P	5,945	53,000	5,496	5/11/63	300 bp — Monthly	475
	CMBX NA BBB-.6 Index	BBB-/P	7,754	55,000	5,704	5/11/63	300 bp — Monthly	2,078
	CMBX NA BBB-.6 Index	BBB-/P	6,132	57,000	5,911	5/11/63	300 bp — Monthly	249
	CMBX NA BBB-.6 Index	BBB-/P	6,132	57,000	5,911	5/11/63	300 bp — Monthly	249
	CMBX NA BBB-.6 Index	BBB-/P	7,750	62,000	6,429	5/11/63	300 bp — Monthly	1,352
	CMBX NA BBB-.6 Index	BBB-/P	8,804	80,000	8,296	5/11/63	300 bp — Monthly	548
	CMBX NA BBB-.6 Index	BBB-/P	9,420	83,000	8,607	5/11/63	300 bp — Monthly	854
	CMBX NA BBB-.6 Index	BBB-/P	10,151	91,000	9,437	5/11/63	300 bp — Monthly	760
	CMBX NA BBB-.6 Index	BBB-/P	20,226	182,000	18,873	5/11/63	300 bp — Monthly	1,444
	CMBX NA BBB-.6 Index	BBB-/P	34,482	196,000	20,325	5/11/63	300 bp — Monthly	14,255
	CMBX NA BBB-.6 Index	BBB-/P	317,117	2,648,000	274,598	5/11/63	300 bp — Monthly	43,843

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	7,343	66,000	6,844	5/11/63	300 bp — Monthly	531

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	15,216	110,000	11,407	5/11/63	300 bp — Monthly	3,864
	CMBX NA A.6 Index	A/P	6,530	108,000	572	5/11/63	200 bp — Monthly	5,993
	CMBX NA A.6 Index	A/P	12,813	248,000	1,314	5/11/63	200 bp — Monthly	11,581
	CMBX NA A.7 Index	A-/P	163	12,000	48	1/17/47	200 bp — Monthly	215
	CMBX NA BB.6 Index	BB/P	24,066	98,000	18,826	5/11/63	500 bp — Monthly	5,322
	CMBX NA BB.6 Index	BB/P	48,543	197,000	37,844	5/11/63	500 bp — Monthly	10,863
	CMBX NA BBB-.6 Index	BBB-/P	20,115	166,000	17,214	5/11/63	300 bp — Monthly	2,984

	Upfront premium received		2,120,241			Unrealized appreciation		871,450

	Upfront premium (paid)		(1)			Unrealized (depreciation)		(71,702)

	Total		$2,120,240				Total	$799,748

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(15,540)	$77,000	$11,204	1/17/47	(500 bp) — Monthly	$(4,401)
	CMBX NA BB.7 Index	(10,124)	62,000	9,021	1/17/47	(500 bp) — Monthly	(1,155)
	CMBX NA BB.7 Index	(9,737)	62,000	9,021	1/17/47	(500 bp) — Monthly	(768)
	CMBX NA BB.9 Index	(23,675)	153,000	25,612	9/17/58	(500 bp) — Monthly	1,810
	CMBX NA BB.9 Index	(23,569)	153,000	25,612	9/17/58	(500 bp) — Monthly	1,916
	CMBX NA BB.9 Index	(11,898)	76,000	12,722	9/17/58	(500 bp) — Monthly	761
	CMBX NA BB.9 Index	(4,150)	26,000	4,352	9/17/58	(500 bp) — Monthly	180

	Credit Suisse International
	CMBX NA BB.7 Index	(10,802)	612,000	117,565	5/11/63	(500 bp) — Monthly	106,253
	CMBX NA BB.7 Index	(70,894)	431,000	62,711	1/17/47	(500 bp) — Monthly	(8,543)
	CMBX NA BB.7 Index	(30,806)	167,000	24,299	1/17/47	(500 bp) — Monthly	(6,646)
	CMBX NA BB.9 Index	(37,512)	235,000	39,339	9/17/58	(500 bp) — Monthly	1,631

	Goldman Sachs International
	CMBX NA BB.6 Index	(25,984)	254,000	48,793	5/11/63	(500 bp) — Monthly	22,598
	CMBX NA BB.7 Index	(6,356)	42,000	6,111	1/17/47	(500 bp) — Monthly	(280)
	CMBX NA BB.6 Index	(146)	1,000	192	5/11/63	(500 bp) — Monthly	45
	CMBX NA BB.7 Index	(117,160)	577,000	83,954	1/17/47	(500 bp) — Monthly	(33,687)
	CMBX NA BB.7 Index	(18,678)	114,000	16,587	1/17/47	(500 bp) — Monthly	(2,186)
	CMBX NA BB.7 Index	(676)	4,000	582	1/17/47	(500 bp) — Monthly	(98)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(15,651)	98,000	14,259	1/17/47	(500 bp) — Monthly	(1,474)
	CMBX NA BB.7 Index	(14,388)	90,000	13,095	1/17/47	(500 bp) — Monthly	(1,368)
	CMBX NA BB.7 Index	(10,662)	55,000	8,003	1/17/47	(500 bp) — Monthly	(2,706)
	CMBX NA A.6 Index	(431)	46,000	244	5/11/63	(200 bp) — Monthly	(203)
	CMBX NA BB.6 Index	(21,006)	158,000	30,352	5/11/63	(500 bp) — Monthly	9,214
	CMBX NA BB.6 Index	(10,826)	77,000	14,792	5/11/63	(500 bp) — Monthly	3,901
	CMBX NA BB.6 Index	(2,301)	16,000	3,074	5/11/63	(500 bp) — Monthly	759
	CMBX NA BB.7 Index	(129,250)	755,000	109,853	1/17/47	(500 bp) — Monthly	(20,027)
	CMBX NA BB.7 Index	(29,883)	184,000	26,772	1/17/47	(500 bp) — Monthly	(3,264)
	CMBX NA BB.7 Index	(17,706)	91,000	13,241	1/17/47	(500 bp) — Monthly	(4,541)
	CMBX NA BB.7 Index	(12,959)	72,000	10,476	1/17/47	(500 bp) — Monthly	(2,543)
	CMBX NA BB.7 Index	(9,737)	62,000	9,021	1/17/47	(500 bp) — Monthly	(768)
	CMBX NA BB.7 Index	(11,800)	60,000	8,730	1/17/47	(500 bp) — Monthly	(3,120)
	CMBX NA BB.7 Index	(11,320)	57,000	8,294	1/17/47	(500 bp) — Monthly	(3,074)
	CMBX NA BB.7 Index	(6,888)	44,000	6,402	1/17/47	(500 bp) — Monthly	(522)
	CMBX NA BBB-.7 Index	(4,194)	57,000	4,036	1/17/47	(300 bp) — Monthly	(187)
	CMBX NA BBB-.7 Index	(4,194)	57,000	4,036	1/17/47	(300 bp) — Monthly	(187)
	CMBX NA BBB-.7 Index	(6,138)	55,000	3,894	1/17/47	(300 bp) — Monthly	(2,271)
	CMBX NA BBB-.7 Index	(2,801)	31,000	2,195	1/17/47	(300 bp) — Monthly	(622)
	CMBX NA BBB-.7 Index	(3,038)	29,000	2,053	1/17/47	(300 bp) — Monthly	(999)

	Merrill Lynch International
	CMBX NA BB.7 Index	(80,148)	462,000	67,221	1/17/47	(500 bp) — Monthly	(13,312)
	CMBX NA BB.9 Index	(11,816)	76,000	12,722	9/17/58	(500 bp) — Monthly	843
	CMBX NA BB.9 Index	(11,710)	76,000	12,722	9/17/58	(500 bp) — Monthly	949
	CMBX NA BBB-.7 Index	(5,409)	66,000	4,673	1/17/47	(300 bp) — Monthly	(769)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	4,744	1/17/47	(300 bp) — Monthly	(2,117)
	CMBX NA BB.7 Index	(39,618)	197,000	28,664	1/17/47	(500 bp) — Monthly	(11,118)
	CMBX NA BB.7 Index	(34,324)	178,000	25,899	1/17/47	(500 bp) — Monthly	(8,573)
	CMBX NA BB.7 Index	(31,689)	157,000	22,844	1/17/47	(500 bp) — Monthly	(8,970)

	Upfront premium received	—			Unrealized appreciation		150,860

	Upfront premium (paid)	(964,421)			Unrealized (depreciation)		(150,499)

	Total	$(964,421)				Total	$361

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(1,835,365)	$30,833,000	$1,812,672	6/20/23	500 bp — Quarterly	$24,413
	NA Investment Grade Index	BBB+/P	(1,798,497)	110,800,000	1,639,175	6/20/23	100 bp — Quarterly	(125,466)

	Total		$(3,633,862)					$(101,053)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$3,483,174	$55,821,000	$3,281,717	6/20/23	(500 bp) -- Quarterly	$116,175

	Total	$3,483,174					$116,175

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,733,251,127.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,868, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 06/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$27,418,945	$241,539,979	$265,688,089	$309,067	$3,270,835
	Putnam Short Term Investment Fund**	234,701,319	380,991,296	360,770,647	2,860,722	254,921,968

	Total Short-term investments	$262,120,264	$622,531,275	$626,458,736	$3,169,789	$258,192,803
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $3,270,835, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,126,173.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,062,097.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,193,202.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,208,405.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $64,396,207 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $342,796 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,930,411 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,193,202 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$41,795,382	$19,614,227	$—
Capital goods	106,324,537	13,118,406	—
Communication services	39,792,388	4,548,985	1,332
Conglomerates	8,315,283	—	—
Consumer cyclicals	199,399,834	21,883,471	4
Consumer staples	108,544,111	17,174,709	4,864
Energy	70,224,476	18,316,746	25,083
Financials	259,801,653	35,985,398	—
Government	—	53,952	—
Health care	171,526,324	23,099,568	—
Technology	329,351,485	2,255,719	—
Transportation	23,066,631	5,902,485	—
Utilities and power	44,553,372	7,861,976	—
Total common stocks	1,402,695,476	169,815,642	31,283
Asset-backed securities	—	13,883,138	—
Commodity linked notes	—	17,956,266	—
Convertible bonds and notes	—	271,077	—
Convertible preferred stocks	—	229,807	—
Corporate bonds and notes	—	430,677,880	20
Foreign government and agency bonds and notes	—	12,334,286	—
Investment companies	647,274	—	—
Mortgage-backed securities	—	74,561,683	—
Preferred stocks	140,442	—	—
Purchased options outstanding	—	8,540	—
Senior loans	—	4,362,408	—
U.S. government and agency mortgage obligations	—	288,519,809	—
Warrants	701	—	—
Short-term investments	255,091,968	138,436,005	—

Totals by level	$1,658,575,861	$1,151,056,541	$31,303

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(42,203)	$—
Futures contracts	386,719	—	—
TBA sale commitments	—	(22,379,844)	—
Interest rate swap contracts	—	218,862	—
Total return swap contracts	—	(4,648,436)	—
Credit default contracts	—	(189,900)	—

Totals by level	$386,719	$(27,041,521)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,503,475	$4,693,375
Foreign exchange contracts	5,127,284	5,160,947
Equity contracts	1,153,342	7,295,016
Interest rate contracts	3,243,287	1,143,767

Total	$14,027,388	$18,293,105

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$39,600,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$679,900,000
Centrally cleared interest rate swap contracts (notional)		$362,400,000
OTC total return swap contracts (notional)		$255,900,000
OTC credit default contracts (notional)		$36,500,000
Centrally cleared credit default contracts (notional)		$183,400,000
Warrants (number of warrants)		2,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018